United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 04/30/20

Date of Reporting Period: 04/30/20

Item 1.	Reports to Stockholders

Annual Shareholder Report
April 30, 2020
Share Class | Ticker	Institutional | FIIFX	Service | INISX

Federated Intermediate Corporate Bond Fund
(Effective close of business June 26, 2020, the fund name was changed to Federated Hermes Intermediate Corporate Bond Fund)
Fund Established 1993

A Portfolio of Federated Income Securities Trust
(Effective close of business June 26, 2020, the registrant name was changed to Federated Hermes Income Securities Trust)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Intermediate Corporate Bond Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from May 1, 2019 through April 30, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the uncertainty ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Intermediate Corporate Bond Fund (the “Fund”), based on net asset value for the 12-month reporting period ended April 30, 2020, was 5.71% for the Institutional Shares and 5.45% for the Service Shares. The total return of the Bloomberg Barclays U.S. Intermediate Credit Index (BBICI) 1, a broad-based securities market index, was 6.37% during the same period. The total return of the Lipper Corporate Debt Funds BBB-Rated Average (LCDBBB),2 a peer group average for the Fund, was 8.88% during the same period. The Fund’s and the LCDBBB’s total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the BBICI.
During the reporting period, the most significant factors affecting the Fund's performance relative to the BBICI were: (1) security selection; (2) sector selection; and (3) the effect of changing interest rates, referred to as “duration”.3
The following discussion will focus on the performance of the Fund’s Institutional Shares.
MARKET OVERVIEW
The reporting period started off with a bout of risk-off sentiment as President Trump escalated his administration’s trade policies that unexpectedly included the threat of tariffs on China and Mexico. Globally, uncertainties surrounding continued volatility related to “Brexit” (the U.K. exiting the European Union (EU)), EU-Italy negotiations and Iran sanctions all weighed on markets. In an effort to stem potential economic fallout from the tariff impacts, at its June 2019 meeting, the Federal Reserve (the “Fed”) shifted from its patient stance with regards to the economy to one of accommodation by stating their willingness to act as appropriate to sustain the economic expansion. However, by the end of the calendar year, as the trade situation intensified and global growth slowed, the Fed acted and lowered its target federal funds rate by 75 basis points to 1.50% to stem the potential negative effects of the trade conflict that was felt mostly in the manufacturing side of the economy.
Meanwhile, consumers continued to spend, resulting in retail sales growing over 5% for the 2019 calendar year. The unemployment rate reached multi-decade lows, hitting 3.5% in September. As the calendar year-end approached, uncertainty surrounding global macro-political events lessened–the years long Brexit saga approached a conclusion, the U.S. and China reached a trade deal and the new ECB President Lagarde kept a steady monetary policy course for the EU.
Annual Shareholder Report
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Amid the volatility, risk assets had a strong 2019 calendar year with the S&P 500 Index4 hitting several new highs and returning over 30%. In the fixed-income markets, following the path of the Fed, the 10-year U.S. Treasury yield started the period at 2.50% and moved to 1.50% by the end of January 2020. Similarly, as measured by the option-adjusted spread on the BBICI, investment-grade corporate spreads started the period at 79 basis points and hit a multi-year low of 63 basis points in February 2020.
However, everything changed in the final quarter of the reporting period as the outbreak of COVID-19 became a global pandemic. In an effort to stop its spreading, economies were shut down as people sheltered in place and began to work from home if possible. Global capital markets were roiled as investors reassessed risk in their portfolios which caused them to seek safety and liquidity in high-quality assets. Concurrently, the end of the Russia/Saudi Arabia agreement in oil production sent crude prices spiraling lower. As a result of the turmoil, the S&P 500 Index fell over 33% in the course of just 23 trading sessions. Spreads of investment-grade corporate bonds experienced material widening as well with the Intermediate Corporate Credit Index OAS widening from a multi-year tight of 64 basis points on February 12, 2020 to 333 basis points on March 23, 2020, which was a level only surpassed during the financial crisis of 2008.
The demand for liquidity and rout in financial markets pushed the Fed to act aggressively, first cutting its federal funds target rate by 50 basis points to a range of 1.00%-1.25 at an emergency meeting on March 3, 2020, and then to a range of 0.00%-0.25% a few weeks later as part of a multi-faceted effort to inject liquidity into key parts of the financial markets. The Fed resurrected several facilities from its 2008 crisis playbook and instituted several new ones in an effort to get credit flowing into the economy again. Congress also passed a large stimulus bill to provide additional unemployment benefits, small business lending and aid to certain affected sectors. As the reporting period closed, markets had stabilized and posted gains off their lows, but the continuing spread of the virus and the increasing shutdown of parts of the U.S. economy made it clear that a sharp slowdown in growth was apparent with recession an inevitable consequence.
security selection
Overall, security selection had a positive effect on portfolio performance during the 12-month reporting period. Individual issuers that added the most to performance included: Citigroup, General Electric, Comcast, FMR LLC, Abbott Labs and Penn Mutual Life Insurance. Issuers that detracted the most included: JPMorgan, HSBC Holdings, Apple and Berkshire Hathaway. Overall, security selection was a positive contributor to Fund performance with the majority coming from the lower-quality “BBB” bucket.
Annual Shareholder Report
2

Sector/industry selection
For the reporting period, the decision to overweight or underweight specific corporate sectors and/or ratings quality was the secondary driver of Fund performance relative to the BBICI. Overall, sector allocation was a negative contributor to performance. The extreme volatility in the final quarter of the reporting period led to higher-quality bonds outperforming lower-quality bonds. The Fund’s overweight position in lower-quality corporate bonds was negatively impacted as a result. The Fund was underweight the higher-quality Supranationals and the Government Guarantee sectors, which detracted from performance. An underweight position in Banking and an overweight position in REITs also hurt performance. On the positive side, an overweight position in Consumer Non-Cyclicals and an underweight position in Sovereigns benefited Fund performance.
Duration5 And derivatives6 management
During the reporting period, duration had a modest negative impact on performance as the Fund was just slightly less interest rate sensitive than the BBICI in a period of generally declining interest rates. The derivatives, which were U.S. Treasury futures that were used to adjust duration targets, had a negative impact on Fund performance.
1	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BBICI.
2	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the LCDBBB.
3	Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than other securities of shorter durations.
4	The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged, and it is not possible to invest directly in an index.
5	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
6	The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
Annual Shareholder Report
3

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Intermediate Corporate Bond Fund (the “Fund”) from April 30, 2010 to April 30, 2020, compared to the Bloomberg Barclays U.S. Intermediate Credit Index (BBICI)2 and the Lipper Corporate Debt Funds BBB-Rated Average (LCDBBB).3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of April 30, 2020
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses.
Average Annual Total Returns for the Period Ended 4/30/2020
	1 Year	5 Years	10 Years
Institutional Shares	5.71%	3.11%	3.88%
Service Shares	5.45%	2.86%	3.63%
BBICI	6.37%	3.34%	3.99%
LCDBBB	8.88%	3.99%	4.92%
Annual Shareholder Report
4

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	The Fund’s performance assumes the reinvestment of all dividends and distributions. The BBICI and LCDBBB have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2	The BBICI measures the investment-grade, U.S. dollar-denominated, fixed-rate, taxable corporate and government-related bond markets. The index only includes securities with a maturity between one and ten years. It is composed of the Bloomberg Barclays U.S. Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities. The BBICI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	Lipper figures represent the average of the total returns reported by all funds designated by Lipper, Inc., as falling into the respective category and is not adjusted to reflect any sales charges. The Lipper figures in the Growth of $10,000 line graph are based on historical return information published by Lipper and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Lipper as falling into the category can change over time, the Lipper figures in the line graph may not match the Lipper figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
Annual Shareholder Report
5

Portfolio of Investments Summary Table (unaudited)
At April 30, 2020, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Corporate Debt Securities	96.6%
Derivative Contracts[2,3]	0.0%
Cash Equivalents[4]	3.3%
Other Assets and Liabilities—Net[5]	0.1%
TOTAL	100.0%
1	See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Represents less than 0.1%.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
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Portfolio of Investments
April 30, 2020
Principal Amount or Shares			Value
		CORPORATE BONDS—96.6%
		Basic Industry - Chemicals—0.5%
$350,000		FMC Corp., Sr. Unsecd. Note, 3.950%, 2/1/2022	$358,381
300,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	314,645
		TOTAL	673,026
		Basic Industry - Metals & Mining—1.8%
240,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	235,283
810,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 7/15/2021	819,479
440,000		Newcrest Finance Property Ltd., Sr. Unsecd. Note, 144A, 4.200%, 10/1/2022	456,793
1,000,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	1,039,563
		TOTAL	2,551,118
		Basic Industry - Paper—0.2%
177,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	235,534
		Capital Goods - Aerospace & Defense—2.1%
300,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	300,613
280,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	303,649
200,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.400%, 4/15/2030	217,599
100,000		Boeing Co., Sr. Unsecd. Note, 1.875%, 6/15/2023	93,043
494,000		Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	422,392
300,000		Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2020	300,000
430,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	366,575
410,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	421,601
300,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.100%, 1/15/2023	316,812
400,000	[1]	Textron Financial Corp., Jr. Sub. Note, 144A, 3.426% (3-month USLIBOR +1.735%), 2/15/2042	248,680
		TOTAL	2,990,964
		Capital Goods - Building Materials—1.2%
125,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	123,959
800,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	803,681
500,000		Masco Corp., Sr. Unsecd. Note, 3.500%, 11/15/2027	491,460
228,000		Masco Corp., Sr. Unsecd. Note, 5.950%, 3/15/2022	242,859
		TOTAL	1,661,959
Annual Shareholder Report
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Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Construction Machinery—1.1%
$250,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	$256,373
595,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	594,707
500,000	Deere & Co., Sr. Unsecd. Note, 2.600%, 6/8/2022	513,926
185,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	208,812
	TOTAL	1,573,818
	Capital Goods - Diversified Manufacturing—2.5%
200,000	3M Co., Sr. Unsecd. Note, 2.000%, 2/14/2025	208,128
250,000	CK Hutchison Holdings Ltd., Sr. Unsecd. Note, 144A, 2.750%, 3/29/2023	255,102
287,000	General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.650%, 10/17/2021	298,288
190,000	General Electric Co., Sr. Unsecd. Note, 4.350%, 5/1/2050	191,169
600,000	Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	610,608
175,000	Otis Worldwide Corp., Sr. Unsecd. Note, 144A, 2.565%, 2/15/2030	176,467
250,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.650%, 9/15/2023	263,852
795,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	858,593
600,000	United Technologies Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	696,919
	TOTAL	3,559,126
	Capital Goods - Packaging—0.2%
300,000	WestRock Co., Sr. Unsecd. Note, Series WI, 3.750%, 3/15/2025	317,394
	Communications - Cable & Satellite—2.2%
190,000	CCO Safari II LLC, 4.464%, 7/23/2022	200,471
900,000	CCO Safari II LLC, 4.908%, 7/23/2025	1,015,673
600,000	Comcast Corp., Sr. Unsecd. Note, 1.625%, 1/15/2022	610,502
490,000	Comcast Corp., Sr. Unsecd. Note, 2.750%, 3/1/2023	515,296
750,000	Comcast Corp., Sr. Unsecd. Note, 4.150%, 10/15/2028	876,377
	TOTAL	3,218,319
	Communications - Media & Entertainment—2.4%
565,000	British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	620,495
500,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.125%, 5/15/2029	527,603
500,000	Fox Corp., Sr. Unsecd. Note, 3.500%, 4/8/2030	539,004
200,000	Fox Corp., Sr. Unsecd. Note, Series WI, 4.709%, 1/25/2029	232,495
215,000	Omnicom Group, Inc., Sr. Unsecd. Note, 4.200%, 6/1/2030	229,747
Annual Shareholder Report
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Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Media & Entertainment—continued
$1,000,000	ViacomCBS, Inc., Sr. Unsecd. Note, 3.700%, 8/15/2024	$1,022,242
220,000	ViacomCBS, Inc., Sr. Unsecd. Note, 4.950%, 1/15/2031	234,341
30,000	Walt Disney Co., Sr. Unsecd. Note, 4.000%, 10/1/2023	32,746
	TOTAL	3,438,673
	Communications - Telecom Wireless—1.5%
300,000	Crown Castle International Corp., Sr. Unsecd. Note, 2.250%, 9/1/2021	303,335
145,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.300%, 7/1/2030	155,830
500,000	Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 2/15/2026	562,022
350,000	T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/15/2030	384,597
350,000	T-Mobile USA, Inc., Term Loan—1st Lien, 144A, 3.750%, 4/15/2027	376,960
350,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.375%, 5/30/2028	401,777
	TOTAL	2,184,521
	Communications - Telecom Wirelines—1.1%
550,000	AT&T, Inc., Sr. Unsecd. Note, 4.250%, 3/1/2027	606,535
200,000	AT&T, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2042	238,563
220,000	Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	310,030
125,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	138,660
250,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.500%, 11/1/2024	273,783
	TOTAL	1,567,571
	Consumer Cyclical - Automotive—2.7%
750,000	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.250%, 8/1/2024	736,095
375,000	Fiat Chrysler Automobiles NV, Sr. Unsecd. Note, 5.250%, 4/15/2023	374,756
250,000	Ford Motor Co., Sr. Unsecd. Note, 4.346%, 12/8/2026	200,000
700,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	674,029
250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.000%, 1/15/2025	234,455
295,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	284,587
500,000	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 2.650%, 7/13/2022	469,586
700,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/12/2021	711,480
Annual Shareholder Report
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Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Automotive—continued
$200,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.250%, 11/13/2023	$209,794
	TOTAL	3,894,782
	Consumer Cyclical - Leisure—0.4%
533,653	Football Trust V, Pass Thru Cert., 5.350%, 10/5/2020	541,123
	Consumer Cyclical - Retailers—3.6%
800,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, 144A, 3.900%, 4/15/2030	801,742
375,000	Alimentation Couche-Tard, Inc., 144A, 2.950%, 1/25/2030	368,381
173,990	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	183,982
500,000	CVS Health Corp., Sr. Unsecd. Note, 2.625%, 8/15/2024	521,918
690,000	CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	778,760
225,000	Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	226,442
600,000	Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/1/2025	667,984
750,000	Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	786,508
500,000	Home Depot, Inc., Sr. Unsecd. Note, 2.125%, 9/15/2026	529,315
275,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	301,269
	TOTAL	5,166,301
	Consumer Cyclical - Services—1.7%
170,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	190,984
330,000	Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	367,474
750,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	813,023
400,000	Expedia, Inc., 4.500%, 8/15/2024	395,473
230,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.125%, 8/1/2023	247,360
90,000	IHS Markit Ltd., Sr. Unsecd. Note, Series 5YR, 3.625%, 5/1/2024	92,802
280,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	310,279
	TOTAL	2,417,395
	Consumer Non-Cyclical - Food/Beverage—6.4%
700,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	808,705
460,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	458,895
765,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	877,011
380,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	393,544
500,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	508,938
750,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.500%, 1/25/2022	770,048
Annual Shareholder Report
10

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$1,100,000	Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	$1,139,168
85,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.200%, 5/1/2030	90,862
500,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.057%, 5/25/2023	535,492
360,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	403,303
1,000,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.150%, 8/15/2024	1,067,880
240,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.650%, 10/3/2021	236,296
730,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.350%, 2/1/2022	713,332
60,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	58,491
500,000	Smucker (J.M.) Co., Sr. Unsecd. Note, 2.375%, 3/15/2030	496,283
350,000	Tyson Foods, Inc., 3.950%, 8/15/2024	383,820
300,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.900%, 9/28/2023	323,451
	TOTAL	9,265,519
	Consumer Non-Cyclical - Health Care—1.9%
210,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2029	218,484
560,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	591,720
260,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	271,176
250,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	270,225
219,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	266,346
185,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	184,341
185,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	194,360
375,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, Series 5YR, 2.200%, 11/15/2024	385,600
350,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	355,719
	TOTAL	2,737,971
	Consumer Non-Cyclical - Pharmaceuticals—5.4%
610,000	Abbott Laboratories, Sr. Unsecd. Note, 3.400%, 11/30/2023	662,923
510,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	590,053
465,000	AbbVie, Inc., Sr. Unsecd. Note, 144A, 2.950%, 11/21/2026	493,023
360,000	AbbVie, Inc., Sr. Unsecd. Note, 144A, 3.200%, 11/21/2029	382,337
67,000	Actavis Funding SCS, Sr. Unsecd. Note, 4.750%, 3/15/2045	77,831
400,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	410,524
600,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	655,504
350,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	372,028
200,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	221,799
Annual Shareholder Report
11

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—continued
$660,000	Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	$673,374
500,000	Biogen Idec, Inc., Sr. Unsecd. Note, 4.050%, 9/15/2025	556,034
125,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 3.400%, 7/26/2029	143,028
340,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 3.875%, 8/15/2025	387,660
200,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2045	277,424
220,000	Eli Lilly & Co., Sr. Unsecd. Note, 3.375%, 3/15/2029	251,023
350,000	Merck & Co., Inc., Sr. Unsecd. Note, 3.400%, 3/7/2029	403,918
900,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 2.200%, 7/21/2021	880,470
300,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	262,890
	TOTAL	7,701,843
	Consumer Non-Cyclical - Products—0.5%
750,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, 144A, 2.375%, 6/24/2022	765,194
	Consumer Non-Cyclical - Supermarkets—0.4%
500,000	Kroger Co., Sr. Unsecd. Note, 2.650%, 10/15/2026	523,899
	Consumer Non-Cyclical - Tobacco—1.2%
700,000	Altria Group, Inc., Sr. Unsecd. Note, 4.400%, 2/14/2026	777,550
300,000	BAT International Finance PLC, Sr. Unsecd. Note, 144A, 3.950%, 6/15/2025	319,188
250,000	Bat Capital Corp., Sr. Unsecd. Note, 2.789%, 9/6/2024	256,113
270,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	318,967
	TOTAL	1,671,818
	Energy - Independent—1.7%
347,000	Apache Corp., Sr. Unsecd. Note, 3.250%, 4/15/2022	312,545
300,000	Apache Corp., Sr. Unsecd. Note, 4.375%, 10/15/2028	238,874
445,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 4/15/2024	433,174
500,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	440,876
525,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/1/2025	454,289
200,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	152,940
500,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 3.450%, 7/15/2024	352,500
	TOTAL	2,385,198
Annual Shareholder Report
12

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Integrated—1.5%
$500,000	BP Capital Markets PLC, Sr. Unsecd. Note, 3.535%, 11/4/2024	$528,939
200,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 4/15/2022	195,382
240,000	Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	194,765
820,000	Shell International Finance B.V., Sr. Unsecd. Note, 1.875%, 5/10/2021	823,450
400,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	424,357
	TOTAL	2,166,893
	Energy - Midstream—3.1%
500,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	440,511
645,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	648,374
190,000	Energy Transfer Partners LP, Sr. Unsecd. Note, Series 5Y, 4.200%, 9/15/2023	187,098
500,000	Kinder Morgan Energy Partners LP, 4.250%, 9/1/2024	532,502
250,000	MPLX LP, Sr. Unsecd. Note, 144A, 3.500%, 12/1/2022	247,184
350,000	MPLX LP, Sr. Unsecd. Note, 3.375%, 3/15/2023	344,232
395,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	382,043
345,000	ONEOK, Inc., Sr. Unsecd. Note, 4.000%, 7/13/2027	307,302
400,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	391,930
705,000	Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	698,677
250,000	Williams Partners LP, Sr. Unsecd. Note, 3.900%, 1/15/2025	255,863
	TOTAL	4,435,716
	Energy - Oil Field Services—0.1%
100,000	Nabors Industries, Inc., Company Guarantee, 5.000%, 9/15/2020	95,720
	Financial Institution - Banking—19.0%
500,000	American Express Co., Sr. Unsecd. Note, 2.500%, 7/30/2024	514,376
715,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	739,128
500,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	512,955
500,000	Bank of America Corp., Sr. Unsecd. Note, 3.004%, 12/20/2023	518,181
500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.456%, 10/22/2025	512,878
500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	535,269
500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.458%, 3/15/2025	528,784
490,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	536,213
Annual Shareholder Report
13

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$315,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.100%, 10/24/2024	$323,798
400,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.250%, 9/11/2024	427,590
500,000	Capital One NA, Sr. Unsecd. Note, 2.150%, 9/6/2022	498,789
750,000	Citigroup, Inc., 4.125%, 7/25/2028	810,609
250,000	Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	256,305
500,000	Citigroup, Inc., Sr. Unsecd. Note, 3.142%, 1/24/2023	512,431
1,050,000	Citigroup, Inc., Sr. Unsecd. Note, 3.200%, 10/21/2026	1,108,381
250,000	Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	266,712
90,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	85,038
980,000	Citizens Financial Group, Inc., Sub. Note, 144A, 4.150%, 9/28/2022	1,012,655
635,000	Comerica, Inc., 3.800%, 7/22/2026	658,884
500,000	Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 3.500%, 6/11/2021	504,339
500,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	506,621
580,000	FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	575,507
140,000	Fifth Third Bancorp, Sr. Unsecd. Note, 2.375%, 1/28/2025	142,366
400,000	Fifth Third Bancorp, Sr. Unsecd. Note, 2.600%, 6/15/2022	407,606
250,000	Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	250,861
690,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.350%, 11/15/2021	692,758
300,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	318,868
500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	533,874
250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.750%, 2/25/2026	269,698
500,000	Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	536,940
500,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.300%, 1/14/2022	507,214
490,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.550%, 2/4/2030	475,713
500,000	JPMorgan Chase & Co., 3.250%, 9/23/2022	523,768
500,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.207%, 4/1/2023	516,157
250,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	273,041
500,000	JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	524,272
Annual Shareholder Report
14

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$240,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.000%, 2/10/2025	$248,483
360,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.500%, 6/18/2022	371,255
250,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.100%, 12/9/2022	252,997
665,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 2.220% (3-month USLIBOR +0.640%), 12/1/2021	656,697
350,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	381,474
1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.700%, 10/23/2024	1,620,580
500,000		Morgan Stanley, Sub. Note, 5.000%, 11/24/2025	565,392
800,000		PNC Bank, N.A., Sub. Note, Series BKNT, 2.700%, 11/1/2022	827,018
259,334	[2]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	168,567
250,000		Synovus Bank GA, Sr. Unsecd. Note, 2.289%, 2/10/2023	247,209
300,000		Truist Bank, Sr. Unsecd. Note, Series BKNT, 2.800%, 5/17/2022	309,178
220,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	233,748
245,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 4/1/2022	251,489
500,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 3.050%, 6/20/2022	517,156
400,000		U.S. Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.450%, 11/16/2021	414,892
300,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	301,898
1,000,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.069%, 1/24/2023	1,024,495
250,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.406%, 10/30/2025	254,197
500,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	537,522
250,000		Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.897%, 5/27/2022	253,607
		TOTAL	27,356,433
		Financial Institution - Broker/Asset Mgr/Exchange—2.8%
400,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	419,644
900,000		FMR LLC, Bond, 144A, 7.570%, 6/15/2029	1,276,572
220,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	233,383
250,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	264,569
165,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	190,725
505,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	568,920
Annual Shareholder Report
15

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Broker/Asset Mgr/Exchange—continued
$400,000	Stifel Financial Corp., 4.250%, 7/18/2024	$417,633
150,000	Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/1/2020	150,239
500,000	TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.300%, 4/1/2027	534,661
	TOTAL	4,056,346
	Financial Institution - Finance Companies—0.7%
500,000	Discover Financial Services, Sr. Unsecd. Note, 3.850%, 11/21/2022	512,618
500,000	GE Capital International Funding Co., Sr. Unsecd. Note, 3.373%, 11/15/2025	514,908
	TOTAL	1,027,526
	Financial Institution - Insurance - Health—0.8%
200,000	CIGNA Corp., Sr. Unsecd. Note, 3.750%, 7/15/2023	213,664
450,000	CIGNA Corp., Sr. Unsecd. Note, 4.375%, 10/15/2028	515,400
405,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.750%, 7/15/2025	453,211
	TOTAL	1,182,275
	Financial Institution - Insurance - Life—1.8%
250,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	272,533
300,000	AIG Global Funding, Sec. Fac. Bond, 144A, 2.300%, 7/1/2022	305,406
250,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	270,861
240,000	Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 3/15/2022	248,947
148,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	251,903
280,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	427,240
300,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	477,767
275,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	285,439
	TOTAL	2,540,096
	Financial Institution - Insurance - P&C—1.5%
200,000	Berkshire Hathaway, Inc., Sr. Unsecd. Note, 2.200%, 3/15/2021	202,389
250,000	CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	251,113
250,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 2.700%, 3/13/2023	262,208
300,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/15/2024	325,806
220,000	Liberty Mutual Group, Inc., 144A, 4.950%, 5/1/2022	232,295
270,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	287,427
Annual Shareholder Report
16

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - P&C—continued
$400,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	$666,254
	TOTAL	2,227,492
	Financial Institution - REIT - Apartment—0.9%
395,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	420,834
300,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	306,828
500,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	504,690
	TOTAL	1,232,352
	Financial Institution - REIT - Healthcare—1.4%
250,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	257,613
600,000	Healthcare Trust of America, 3.700%, 4/15/2023	605,313
710,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	673,798
155,000	Welltower, Inc., Sr. Unsecd. Note, 2.700%, 2/15/2027	150,397
400,000	Welltower, Inc., Sr. Unsecd. Note, 3.100%, 1/15/2030	378,595
	TOTAL	2,065,716
	Financial Institution - REIT - Office—1.3%
600,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 6/15/2023	638,288
250,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	268,003
650,000	Boston Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2023	669,776
350,000	Boston Properties LP, Sr. Unsecd. Note, 4.125%, 5/15/2021	355,863
	TOTAL	1,931,930
	Financial Institution - REIT - Other—0.4%
215,000	ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	249,330
350,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	364,982
	TOTAL	614,312
	Financial Institution - REIT - Retail—1.2%
340,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 3/1/2024	335,943
646,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.200%, 5/1/2021	648,914
100,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	102,019
450,000	Regency Centers Corp., Sr. Unsecd. Note, 3.750%, 11/15/2022	458,891
250,000	Regency Centers LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	253,413
	TOTAL	1,799,180
	Financial Institution - REIT—0.1%
95,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	98,233
Annual Shareholder Report
17

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Sovereign—1.2%
$825,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	$872,075
640,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	889,479
	TOTAL	1,761,554
	Technology—7.8%
545,000	Adobe, Inc., Sr. Unsecd. Note, 3.250%, 2/1/2025	599,510
250,000	Apple, Inc., Sr. Unsecd. Note, 1.800%, 9/11/2024	258,871
340,000	Automatic Data Processing, Inc., 3.375%, 9/15/2025	377,749
230,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2024	240,953
500,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 1/15/2027	519,625
90,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.700%, 4/15/2025	99,353
355,000	Dell International LLC/EMC Corp., Sec. Fac. Bond, 144A, 5.850%, 7/15/2025	387,882
450,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 6.020%, 6/15/2026	487,727
410,000	Equifax, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2021	411,801
410,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	416,601
45,000	Equifax, Inc., Sr. Unsecd. Note, Series 5Y, 3.950%, 6/15/2023	47,061
400,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 5.000%, 10/15/2025	461,351
165,000	Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	173,804
300,000	Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	342,250
940,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 8/10/2022	880,638
500,000	Intel Corp., Sr. Unsecd. Note, 3.700%, 7/29/2025	562,036
500,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	544,300
100,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	101,024
385,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	449,595
80,000	Micron Technology, Inc., Sr. Unsecd. Note, 2.497%, 4/24/2023	81,541
350,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.640%, 2/6/2024	376,779
550,000	Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	592,745
200,000	Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	205,505
750,000	Oracle Corp., Sr. Unsecd. Note, 1.900%, 9/15/2021	760,294
310,000	Qualcomm, Inc., Sr. Unsecd. Note, 2.600%, 1/30/2023	323,532
345,000	Total System Services, Inc., Sr. Unsecd. Note, 3.800%, 4/1/2021	349,890
250,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	286,087
350,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	369,260
Annual Shareholder Report
18

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$400,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	$436,627
	TOTAL	11,144,391
	Transportation - Airlines—0.1%
175,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	174,509
	Transportation - Railroads—0.5%
11,520	Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.570%, 1/2/2021	11,880
300,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	308,154
400,000	Union Pacific Corp., Sr. Unsecd. Note, 2.150%, 2/5/2027	408,480
	TOTAL	728,514
	Transportation - Services—1.7%
450,000	FedEx Corp., Sr. Unsecd. Note, 3.100%, 8/5/2029	458,129
750,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.450%, 1/29/2026	795,873
685,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.875%, 6/1/2022	684,476
500,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.400%, 3/1/2023	506,899
	TOTAL	2,445,377
	Utility - Electric—4.3%
310,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	322,120
125,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 2.300%, 3/1/2030	124,172
350,000	Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	440,182
495,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	520,923
500,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	530,735
500,000	Electricite de France SA, Jr. Sub. Note, 144A, 5.625%, 7/22/2068	495,348
180,000	Emera US Finance LP, Sr. Unsecd. Note, 2.700%, 6/15/2021	181,183
400,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.650%, 9/10/2024	401,920
470,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.875%, 5/25/2022	473,024
305,000	Exelon Corp., Sr. Unsecd. Note, 4.050%, 4/15/2030	348,501
240,000	Fortis, Inc./Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	244,059
250,000	Great Plains Energy, Inc., Note, 4.850%, 6/1/2021	256,596
400,000	National Rural Utilities Cooperative Finance Corp., Sec. Fac. Bond, 2.400%, 4/25/2022	410,268
115,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.950%, 3/15/2024	121,646
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Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$500,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.000%, 11/15/2021	$504,495
485,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	506,865
250,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	267,409
	TOTAL	6,149,446
	Utility - Natural Gas—1.3%
155,000	Dominion Energy Gas Holdings LLC, Sr. Unsecd. Note, Series A, 2.500%, 11/15/2024	161,062
300,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	296,616
535,000	National Fuel Gas Co., Sr. Unsecd. Note, 4.900%, 12/1/2021	544,265
500,000	Sempra Energy, Sr. Unsecd. Note, 2.900%, 2/1/2023	517,888
300,000	Southeast Supply Header LLC, Sr. Unsecd. Note, 144A, 4.250%, 6/15/2024	320,165
	TOTAL	1,839,996
	Utility - Natural Gas Distributor—0.4%
550,000	Southern Co. Gas Capital, Sr. Unsecd. Note, 2.450%, 10/1/2023	557,950
	TOTAL CORPORATE BONDS (IDENTIFIED COST $133,260,195)	138,675,023
	INVESTMENT COMPANY—3.3%
4,789,582	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.66%[3] (IDENTIFIED COST $4,786,311)	4,791,497
	TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $138,046,506)[4]	143,466,520
	OTHER ASSETS AND LIABILITIES - NET—0.1%[5]	82,380
	TOTAL NET ASSETS—100%	$143,548,900
At April 30, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
6U.S. Treasury Note 10-Year Long Futures	45	$6,257,813	June 2020	$328,606
6U.S. Treasury Long Bond Short Futures	24	$4,344,750	June 2020	$(408,994)
6U.S. Treasury Ultra Bond Short Futures	3	$674,344	June 2020	$(79,671)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(160,059)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
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Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2020, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 4/30/2019	2,035,809
Purchases/Additions	64,124,520
Sales/Reductions	(61,370,747)
Balance of Shares Held 4/30/2020	4,789,582
Value	$4,791,497
Change in Unrealized Appreciation/Depreciation	$5,186
Net Realized Gain/(Loss)	$(3,699)
Dividend Income	$55,459
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $138,051,680.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
6	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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The following is a summary of the inputs used, as of April 30, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$138,506,456	$168,567	$138,675,023
Investment Company	4,791,497	—	—	4,791,497
TOTAL SECURITIES	$4,791,497	$138,506,456	$168,567	$143,466,520
Other Financial Instruments:[1]
Assets	$328,606	$—	$—	$328,606
Liabilities	(488,665)	—	—	(488,665)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(160,059)	$—	$—	$(160,059)
1	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended April 30	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$9.04	$8.93	$9.30	$9.34	$9.55
Income From Investment Operations:
Net investment income (loss)	0.27	0.27	0.28	0.28	0.33
Net realized and unrealized gain (loss)	0.24	0.19	(0.26)	(0.01)	(0.20)
TOTAL FROM INVESTMENT OPERATIONS	0.51	0.46	0.02	0.27	0.13
Less Distributions:
Distributions from net investment income	(0.26)	(0.28)	(0.28)	(0.29)	(0.33)
Distributions from net realized gain	—	(0.07)	(0.11)	(0.02)	(0.01)
TOTAL DISTRIBUTIONS	(0.26)	(0.35)	(0.39)	(0.31)	(0.34)
Net Asset Value, End of Period	$9.29	$9.04	$8.93	$9.30	$9.34
Total Return[1]	5.71%	5.34%	0.16%	3.01%	1.46%
Ratios to Average Net Assets:
Net expenses	0.57%	0.58%	0.57%	0.57%	0.56%
Net investment income	2.83%	3.12%	3.06%	3.06%	3.56%
Expense waiver/reimbursement[2]	0.24%	0.27%	0.18%	0.17%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$125,942	$104,626	$139,886	$188,122	$222,484
Portfolio turnover	41%	23%	22%	29%	28%
1	Based on net asset value.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended April 30	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$9.04	$8.93	$9.30	$9.34	$9.55
Income From Investment Operations:
Net investment income (loss)	0.24	0.26	0.26	0.26	0.31
Net realized and unrealized gain (loss)	0.25	0.18	(0.26)	(0.01)	(0.20)
TOTAL FROM INVESTMENT OPERATIONS	0.49	0.44	0.00[1]	0.25	0.11
Less Distributions:
Distributions from net investment income	(0.24)	(0.26)	(0.26)	(0.27)	(0.31)
Distributions from net realized gain	—	(0.07)	(0.11)	(0.02)	(0.01)
TOTAL DISTRIBUTIONS	(0.24)	(0.33)	(0.37)	(0.29)	(0.32)
Net Asset Value, End of Period	$9.29	$9.04	$8.93	$9.30	$9.34
Total Return[2]	5.45%	5.08%	(0.09)%	2.76%	1.21%
Ratios to Average Net Assets:
Net expenses	0.82%	0.83%	0.82%	0.82%	0.81%
Net investment income	2.58%	2.87%	2.82%	2.81%	3.31%
Expense waiver/reimbursement[3]	0.47%	0.51%	0.41%	0.40%	0.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$17,607	$16,943	$20,034	$22,505	$24,296
Portfolio turnover	41%	23%	22%	29%	28%
1	Represents less than $0.005.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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24

Statement of Assets and Liabilities
April 30, 2020
Assets:
Investment in securities, at value including $4,791,497 of investment in an affiliated holding* (identified cost $138,046,506)		$143,466,520
Due from broker (Note 2)		120,300
Income receivable		1,294,824
Income receivable from an affiliated holding		2,349
Receivable for shares sold		62,412
Receivable for variation margin on futures contracts		14,947
TOTAL ASSETS		144,961,352
Liabilities:
Payable for investments purchased	$474,620
Payable for shares redeemed	756,761
Income distribution payable	126,345
Payable for investment adviser fee (Note 5)	1,381
Payable for administrative fees (Note 5)	308
Payable for other service fees (Notes 2 and 5)	4,827
Accrued expenses (Note 5)	48,210
TOTAL LIABILITIES		1,412,452
Net assets for 15,451,520 shares outstanding		$143,548,900
Net Assets Consist of:
Paid-in capital		$138,567,511
Total distributable earnings (loss)		4,981,389
TOTAL NET ASSETS		$143,548,900
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($125,941,527 ÷ 13,556,508 shares outstanding), no par value, unlimited shares authorized		$9.29
Service Shares:
Net asset value per share ($17,607,373 ÷ 1,895,012 shares outstanding), no par value, unlimited shares authorized		$9.29
*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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25

Statement of Operations
Year Ended April 30, 2020
Investment Income:
Interest			$4,972,136
Dividends received from an affiliated holding*			55,459
TOTAL INCOME			5,027,595
Expenses:
Investment adviser fee (Note 5)		$739,532
Administrative fee (Note 5)		120,461
Custodian fees		17,318
Transfer agent fee		89,127
Directors’/Trustees’ fees (Note 5)		1,839
Auditing fees		30,200
Legal fees		7,971
Portfolio accounting fees		84,134
Distribution services fee (Note 5)		43,715
Other service fees (Notes 2 and 5)		61,623
Share registration costs		39,332
Printing and postage		19,632
Miscellaneous (Note 5)		29,312
TOTAL EXPENSES		1,284,196
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(330,720)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(61,622)
TOTAL WAIVERS AND REIMBURSEMENTS		(392,342)
Net expenses			891,854
Net investment income			4,135,741
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including net realized loss of $(3,699) on sales of investments in an affiliated holding*)			592,292
Net realized loss on futures contracts			(422,659)
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $5,186 on investments in an affiliated holding*)			3,647,465
Net change in unrealized depreciation of futures contracts			(112,332)
Net realized and unrealized gain on investments and futures contracts			3,704,766
Change in net assets resulting from operations			$7,840,507
*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended April 30	2020	2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,135,741	$4,106,170
Net realized gain (loss)	169,633	(158,967)
Net change in unrealized appreciation/depreciation	3,535,133	2,540,650
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,840,507	6,487,853
Distributions to Shareholders:
Institutional Shares	(3,691,283)	(4,551,181)
Service Shares	(452,098)	(686,457)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,143,381)	(5,237,638)
Share Transactions:
Proceeds from sale of shares	78,510,148	36,790,763
Net asset value of shares issued to shareholders in payment of distributions declared	2,534,634	3,130,608
Cost of shares redeemed	(62,761,939)	(79,522,324)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	18,282,843	(39,600,953)
Change in net assets	21,979,969	(38,350,738)
Net Assets:
Beginning of period	121,568,931	159,919,669
End of period	$143,548,900	$121,568,931
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
April 30, 2020
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Intermediate Corporate Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.
Effective on or about June 29, 2020, the name of the Trust and Fund will change to Federated Hermes Income Securities Trust and Federated Hermes Intermediate Corporate Bond Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund
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uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
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■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.
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Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $392,342 is disclosed in various locations in this Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended April 30, 2020, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Institutional Shares	$17,907	$(17,907)
Service Shares	43,716	—
TOTAL	$61,623	$(17,907)
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended April 30, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded
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in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $4,674,472 and $4,085,043, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Additional Disclosure Related to Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$(160,059)*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended April 30, 2020
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(422,659)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(112,332)
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being
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registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended April 30	2020		2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	8,146,109	$75,186,101	3,783,961	$33,579,866
Shares issued to shareholders in payment of distributions declared	230,015	2,136,327	286,282	2,540,788
Shares redeemed	(6,397,217)	(59,231,195)	(8,152,378)	(72,417,978)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,978,907	$18,091,233	(4,082,135)	$(36,297,324)

Year Ended April 30	2020		2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	358,040	$3,324,047	361,692	$3,210,897
Shares issued to shareholders in payment of distributions declared	42,892	398,307	66,473	589,820
Shares redeemed	(380,461)	(3,530,744)	(796,086)	(7,104,346)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	20,471	$191,610	(367,921)	$(3,303,629)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,999,378	$18,282,843	(4,450,056)	$(39,600,953)
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4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended April 30, 2020 and 2019, was as follows:
	2020	2019
Ordinary income[1]	$4,143,381	$4,158,499
Long-term capital gains	$—	$1,079,139
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of April 30, 2020, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$30,908
Net unrealized appreciation	$5,141,637
Capital loss carryforwards	$(191,156)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for deferral of losses on wash sales and mark-to-market on futures contracts.
At April 30, 2020, the cost of investments for federal tax purposes was $138,051,680. The net unrealized appreciation of investments for federal tax purposes was $5,414,840. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $ 6,843,277 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,428,437. The amounts presented are inclusive of derivative contracts.
As of April 30, 2020, the Fund had a capital loss carryforward of $191,156 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$191,156	$—	$191,156
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2020, the Adviser voluntarily waived $328,498 of its fee.
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The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended April 30, 2020, the Adviser reimbursed $2,222.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2020, the annualized fee paid to FAS was 0.081% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2020, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$43,715	$(43,715)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Other Service Fees
For the year ended April 30, 2020, FSSC received $2,129 and reimbursed $17,907 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, interest expense and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.57% and
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0.82% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended April 30, 2020, were as follows:
Purchases	$58,252,882
Sales	$41,564,168
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2020, the Fund had no outstanding loans. During the year ended April 30, 2020, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2020, there were no outstanding loans. During the year ended April 30, 2020, the program was not utilized.
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9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and has resulted in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Report of Independent Registered Public Accounting Firm
TO THE board of trustees of federated income securities trust and SHAREHOLDERS OF federated intermediate corporate bond fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Intermediate Corporate Bond Fund (the “Fund”) (one of the funds constituting Federated Income Securities Trust (the “Trust”)), including the portfolio of investments, as of April 30, 2020, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Federated Income Securities Trust) at April 30, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2020, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
June 22, 2020

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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019 to April 30, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2019	Ending Account Value 4/30/2019	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,007.30	$2.84
Service Shares	$1,000	$1,006.10	$4.09
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.10	$2.87
Service Shares	$1,000	$1,020.80	$4.12
1	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.57%
Service Shares	0.82%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2019, the Trust comprised seven portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund Family; Director or Trustee of the Funds in the Federated Hermes Fund Family; President, Chief Executive Officer and Director, Federated Hermes, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund Family; Director or Trustee of certain of the Funds in the Federated Hermes Fund Family; Vice President, Federated Hermes, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President of some of the Funds in the Federated Hermes Fund Family and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; President and CEO of Passport Research, Ltd.; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Hermes, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Hermes Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and he previously served as an Executive Committee member of the United States Golf Association.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Adjunct Professor of Law, Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and the Supreme Court’s Appellate Court Procedural Rules Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); Director, Catholic Charities, Pittsburgh; and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: November 1999	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and Director, The Golisano Children’s Museum of Naples, Florida. Mr. O’Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: November 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Hermes Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Hermes Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated Hermes in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Hermes, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Hermes Fund Family; Vice President and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc. Prior to joining Federated Hermes, Inc., Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated Hermes in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated Hermes’ taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund’s Adviser in 2009 and served as a Senior Vice President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

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Evaluation and Approval of Advisory Contract–May 2019
FEDERATED INTERMEDIATE CORPORATE BOND FUND (THE “FUND”)
At its meetings in May 2019, the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund’s investment advisory contract for an additional one-year term. The Board’s decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other
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advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board’s approval of the Fund’s investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund’s investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board’s formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board’s consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense
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structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds’ advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund’s investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the
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day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser’s commitment to respond to rulemaking initiatives of the SEC. The Fund’s ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board considered detailed investment reports on the Fund’s performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
For the periods covered by the CCO Fee Evaluation Report, the Fund’s performance for the one-year period was above the median of the relevant Peer Group, and the Fund’s performance fell below the median of the relevant Peer Group for the three-year and five-year periods. The Board discussed the Fund’s performance with the Adviser, including the reasons for the Fund’s performance, and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund’s investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds’ administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be
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compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated’s previous reductions in contractual management fees to certain Federated Funds in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated’s profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated’s investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of
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scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund’s assets decline. Federated, as it does throughout the year, and specifically in connection with the Board’s review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund’s investment advisory contract. The CCO also recognized that the Board’s evaluation of the Federated Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
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The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the continuation of the contract reflects its view that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Intermediate Corporate Bond Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C407
CUSIP 31420C506
G00715-02 (6/20)
© 2020 Federated Hermes, Inc.

Annual Shareholder Report
April 30, 2020
Share Class | Ticker	A | FTIAX	Institutional | FSTYX
	Service | FSTIX	R6 | FSILX

Federated Short-Term Income Fund
(Effective close of business June 26, 2020, the fund name was changed to Federated Hermes Short-Term Income Fund)
Fund Established 1986

A Portfolio of Federated Income Securities Trust
(Effective close of business June 26, 2020, the registrant name was changed to Federated Hermes Income Securities Trust)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Short-Term Income Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from May 1, 2019 through April 30, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the uncertainty ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Management’s Discussion of Fund Performance
The total return of Federated Short-Term Income Fund (the “Fund”), based on net asset value for the 12-month reporting period ended April 30, 2020, was 2.44% for Class A Shares, 2.87% for Institutional Shares, 2.70% for Service Shares and 3.02% for R6 Shares. The total return of the Bloomberg Barclays 1-3 Year Government/Credit Index (BB1-3GCI),1 a broad-based securities market index, was 4.94% during the reporting period. The total return of the Lipper Short Investment Grade Debt Funds Average (LSIGDFA),2 a peer group average for the Fund, was 1.61% during the reporting period. The Fund’s and the LSIGDFA’s total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the BB1-3GCI.
During the reporting period, the most significant factors affecting the Fund’s performance relative to the BB1-3GCI were: (1) a generally higher effective duration relative to the BB1-3GCI; (2) a higher allocation to credit-sensitive securities relative to the BB1-3GCI; (3) allocations to “out-of-index” sectors like securitized debt (residential and commercial mortgage-backed securities3 and asset-backed securities–“RMBS,” “CMBS” and “ABS,” respectively); and (4) modest allocations to “higher-beta, out-of-index” sectors like high yield,4 bank loans5 and non-agency mortgages. The use of interest rate derivatives to add interest rate exposure to that provided by the physical portfolio added to overall performance as interest rates decreased during the period under review.
The following discussion will focus on the performance of the Fund’s R6 Shares.
MARKET OVERVIEW
The Fund’s performance for the recently completed fiscal year was most affected by conditions following the occurrence of a virtual global shutdown resulting from the coronavirus pandemic very close to the end of the reporting period. Beginning in early March, all financial markets suffered levels of volatility not experienced since the global financial crisis more than a decade ago. In addition to the pandemic, the breakdown of the OPEC+ (the OPEC plus Russia) cartel late in the reporting period only served to exacerbate market volatility. Short-term markets were particularly affected as investors looked to raise cash at virtually any cost and used shorter maturity securities to do this, believing the cost of gaining liquidity would be the lowest in these markets. Securities dealers quickly exhausted their market making capacity and were unable to take down the huge amounts of short-term paper offered for sale. Recognizing the immense dislocation of economies and markets brought on by the pandemic, central banks and governments across the globe mobilized to provide support and liquidity on a scale even greater than that which occurred during the global financial crisis of 2008, and with much greater speed. In the U.S., the Federal Reserve (the “Fed”) and Congress mobilized support
Annual Shareholder Report

programs amounting to 20% of U.S. GDP, and the effects of this massive undertaking have provided a respite and some subsequent recovery into the end of the fiscal year.
Duration/Yield curve
For most of the reporting period, Fund duration6 was maintained at a level slightly above that of the BB1-3GCI. In addition to buying more longer-duration fixed-rate securities and fewer floating rate securities, management employed long positions in 2-year, 5-year and even 10-year (the latter on a limited basis) U.S. Treasury note futures contracts.7 These securities were offset by the portfolio’s floating rate positioning to achieve the near-index duration. The net effect on Fund performance was a negligible excess return from duration positioning (0.01%) and a slightly negative excess return (-0.17%) from yield curve positioning, as having floating rate securities in a declining rate environment (albeit a lower amount relative to the previous reporting period) detracted from performance relative to the benchmark.
sector ALLOCATION
The Fund made no wholesale changes in sector allocation over the reporting period. Both “credit-sensitive” sectors of the Fund, i.e., the corporate debt and asset-backed security allocations in the Fund (the latter not included in the BB1-3GCI), were maintained in an overweight position for the entire reporting period. Positions in U.S. Treasury securities were underweighted for the entire reporting period. A modest position in mortgage securities (also not included in the BB1-3GCI), was maintained for the duration of the period, with much of this in “credit” mortgage positions like CMBS and prime U.K. and U.S. non-agency RMBS. The underweight position in U.S. Treasury securities relative to the benchmark explains much of the overall underperformance of the portfolio for the period (-1.26% excess return) as the market seized amid the onset of the global pandemic. The overweight position in corporate securities and structured securities (both RMBS and CMBS, as well as ABS) had a modest positive effect on Fund performance for most of the reporting period, but the advantage was completely reversed in the last several weeks of the fiscal year amid the pandemic-induced global “flight-to-quality.” The BB1-3GCI has a majority of its weighting in U.S. government securities, which were highly desired in the dislocation.
SECURITY SELECTION
While the entire credit component of the portfolio experienced price volatility late in the reporting period, there were a number of securities which were more affected by the overall lack of market liquidity. On the other hand, there were no portfolio securities which management would consider to be “distressed” from a credit standpoint at period end. The negative excess return attributable to security selection was -0.26%. When considering this number, however, it must be remembered that many of the securities owned in the portfolio are not
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in the BB1-3GCI (in the case of the Fund, these would consist of ABS, CMBS, RMBS and certain corporate holdings), making it necessary to consider the combination of both sector and security contribution when assessing the efficacy of a portfolio strategy through the use of attribution analysis.
1	Please see the footnotes to the line graphs below for definitions of, and further information about, the BB1-3GCI.
2	Please see the footnotes to the line graphs below for definitions of, and further information about, the LSIGDFA.
3	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
4	High-yield, lower-rated securities generally entail greater market, credit default and liquidity risks, and may be more volatile than investment grade securities.
5	In addition to the risks generally associated with debt instruments, such as credit, market, interest rate, liquidity and derivative risks, bank loans are also subject to the risk that the value of the collateral securing a loan may decline, be insufficient to meet the obligations of the borrower or be difficult to liquidate.
6	Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
7	The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Short-Term Income Fund from April 30, 2010 to April 30, 2020, compared to the Bloomberg Barclays 1-3 Year U.S. Government/Credit Index (BB1-3GCI),2 the Fund’s broad-based securities market index, the 0-3 Year Composite Index which consists of 30% BofA Merrill Lynch 1-3 Year U.S. Corporate Index, 30% BofA Merrill Lynch 0-3 Year U.S. Fixed Rate Asset Backed Securities Index, 20% BofA Merrill Lynch 1-3 Year U.S. Treasury & Agency Index and 20% BofA Merrill Lynch 0-3 Year U.S. Mortgage Backed Securities Index (0-3C),3 and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA).4 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 INVESTMENT
Growth of $10,000 as of April 30, 2020
■	Total returns shown for Class A Shares include the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900).
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of additional classes not shown in the line graph above.
Annual Shareholder Report

Average Annual Total Returns for the Period Ended 4/30/2020
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
Share Class*	1 Year	5 Years	10 Years
Class A Shares	1.36%	1.08%	1.17%
Institutional Shares	2.87%	1.95%	1.98%
Service Shares	2.70%	1.77%	1.81%
Class R6 Shares[5]	3.02%	1.93%	1.86%
BB1-3GCI	4.94%	2.01%	1.66%
0-3C	3.90%	2.09%	2.02%
LSIGDFA	1.61%	1.54%	1.74%
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*	Effective November 2, 2018, several classes were converted or re-designated. Prior to these changes occurring, Institutional Shares were designated as Class Y Shares and Service Shares were designated as Institutional Shares. References herein refer to the new class designations unless otherwise noted.
1	Represents a hypothetical investment of $10,000 in the Fund’s Class A Shares after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). The Fund’s performance assumes the reinvestment of all dividends and distributions. The BB1-3GCI, 0-3C and the LSIGDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.
2	The BB1-3GCI is an unmanaged index considered representative of performance of short-term U.S. corporate bonds and U.S. government bonds with maturities from one to three years and is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The 0-3C is a blended index of four separate indexes that are produced by Merrill Lynch, Pierce, Fenner & Smith and track various security types. The BofA Merrill Lynch 1-3 Year U.S. Corporate Index is a subset of the BofA Merrill Lynch U.S. Corporate Index (which tracks the performance of U.S. dollar-denominated investment-grade fixed rate asset-backed securities publicly issued in the U.S. domestic market) and includes all securities with a remaining term to final maturity less than three years. The BofA Merrill Lynch 0-3 Year U.S. Fixed Rate Asset Backed Securities Index is a subset of the BofA Merrill Lynch U.S. Fixed Rate Asset Backed Securities Index (which tracks the performance of U.S. dollar-denominated investment-grade fixed rate asset-backed securities publicly issued in the U.S. domestic market) and includes all securities with an average life less than three years. The BofA Merrill Lynch 1-3 Year U.S. Treasury & Agency Index is a subset of the
Annual Shareholder Report

BofA Merrill Lynch U.S. Treasury & Agency Index (which tracks the performance of U.S. dollar-denominated U.S. Treasury and non-subordinated U.S. agency debt issued in the U.S. domestic market) and includes all securities with a remaining term to final maturity less than three years. The BofA Merrill Lynch 0-3 Year U.S. Mortgage Backed Securities Index is a subset of the BofA Merrill Lynch U.S. Mortgage Backed Securities Index (which tracks the performance of U.S. dollar-denominated fixed rate and hybrid residential mortgage pass-through securities publicly issued by U.S. agencies in the U.S. domestic market) and includes all securities with an average life less than three years. The weightings assigned to each component index of the 0-3C are fixed, but do not necessarily reflect the Fund’s allocation to the type of fixed-income securities represented by the component indexes, which will vary. The four component indexes (and, by extension the 0-3C), are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The four component indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
4	The Lipper figures represent the average of the total returns reported by all funds designated by Lipper, Inc., as falling into the respective category and are not adjusted to reflect any sales charges. The Lipper figures in the Growth of $10,000 line graph are based on historical return information published by Lipper and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Lipper as falling into the category can change over time, the Lipper figures in the line graph may not match the Lipper figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
5	The Fund’s R6 Shares commenced operations on January 20, 2017. For the periods prior to the commencement of operations of the R6 Shares, the performance information shown is for Institutional Shares, prior to its re-designation at the close of business on November 2, 2018, for each period, except when the Class R6 Shares net expenses (increased by waivers and reimbursements applicable to Institutional Shares (“Adjusted Expenses”)), exceeds the net expenses paid by Institutional Shares. In those periods, in accordance with SEC guidance, the R6 Shares total return, adjusted downward by the Adjusted Expenses, is shown.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At April 30, 2020, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Asset-Backed Securities	42.3%
Corporate Debt Securities	32.4%
U.S. Treasuries[3]	4.9%
Commercial Mortgage-Backed Securities	2.6%
Non-agency Mortgage	2.4%
Collateralized Mortgage Obligations	1.6%
Foreign Government/Agency	0.2%
Adjustable Rate Mortgages	0.1%
Derivative Contracts[4]	0.2%
Mortgage-Backed Securities[5,6]	0.0%
Federated Mortgage Core Portfolio	2.2%
Federated Bank Loan Core Fund	1.2%
High Yield Bond Portfolio	1.2%
Cash Equivalents[7]	10.5%
Other Assets and Liabilities—Net[8]	(1.8)%
TOTAL	100.0%
1	See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets is listed individually in the table.
3	For purposes of this table, U.S. Treasury and Agency Securities do not include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs).
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts, as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Represents less than 0.1%.
6	For purposes of this table, Mortgage-Backed Securities may include mortgage-backed securities guaranteed by GSEs and adjustable rate mortgage-backed securities.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
April 30, 2020
Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—0.1%
		Federal Home Loan Mortgage Corporation—0.0%
$588		FHLMC ARM, 2.471%, 10/1/2030	$586
269,775		FHLMC ARM, 3.783%, 3/1/2033	281,454
2,573		FHLMC ARM, 5.329%, 11/1/2030	2,740
186		FHLMC ARM, 5.750%, 4/1/2030	186
		TOTAL	284,966
		Federal National Mortgage Association—0.1%
372,914		FNMA ARM, 2.286%, 8/1/2033	370,422
14,437		FNMA ARM, 2.779%, 10/1/2027	14,448
210,840		FNMA ARM, 2.831%, 5/1/2034	211,268
120,554		FNMA ARM, 2.858%, 4/1/2028	120,724
163,809		FNMA ARM, 3.366%, 5/1/2040	166,523
50,760		FNMA ARM, 3.366%, 5/1/2040	51,606
		TOTAL	934,991
		Government National Mortgage Association—0.0%
1,409		GNMA ARM, 4.000%, 1/20/2022	1,428
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $1,220,014)	1,221,385
		ASSET-BACKED SECURITIES—42.3%
		Auto Receivables—21.7%
3,000,000		ARI Fleet Lease Trust 2017-A, Class A3, 2.280%, 4/15/2026	2,992,720
2,000,000	[1]	Ally Master Owner Trust 2018-3, Class A, 1.134% (1-month USLIBOR +0.320%), 7/15/2022	2,005,456
7,000,000		AmeriCredit Automobile Receivables Trust 2016-1, Class D, 3.590%, 2/8/2022	7,042,944
5,000,000		AmeriCredit Automobile Receivables Trust 2017-2, Class D, 3.420%, 4/18/2023	5,041,221
4,303,648		AmeriCredit Automobile Receivables Trust 2018-1, Class A3, 3.070%, 12/19/2022	4,319,875
5,000,000		AmeriCredit Automobile Receivables Trust 2018-1, Class B, 3.260%, 1/18/2024	4,980,795
3,000,000		AmeriCredit Automobile Receivables Trust 2020-1, Class D, 1.800%, 12/18/2025	2,713,107
4,500,000	[1]	BMW Floorplan Master Owner Trust 2018-1, Class A2, 1.134% (1-month USLIBOR +0.320%), 5/15/2023	4,507,874
5,000,000		BMW Vehicle Lease Trust 2018-1, Class A4, 3.360%, 3/21/2022	5,066,129
2,811,584		BMW Vehicle Owner Trust 2018-A, Class A3, 2.350%, 4/25/2022	2,824,150
Annual Shareholder Report

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES—continued
	Auto Receivables—continued
$751,439	California Republic Auto Receivables Trust 2016-1, Class A4, 2.240%, 10/15/2021	$753,528
3,000,000	California Republic Auto Receivables Trust 2016-2, Class B, 2.520%, 5/16/2022	2,951,380
2,000,000	California Republic Auto Receivables Trust 2016-2, Class C, 3.510%, 3/15/2023	1,966,492
1,006,548	Canadian Pacer Auto Receivable 2018-1A, Class A3, 3.000%, 11/19/2021	1,013,520
3,000,000	Canadian Pacer Auto Receivable 2018-1A, Class B, 3.470%, 2/19/2023	2,989,856
3,250,000	Canadian Pacer Auto Receivable 2018-2A, Class B, 3.630%, 1/19/2024	3,311,980
4,250,000	Canadian Pacer Auto Receivable 2020-1A, Class B, 2.000%, 7/21/2025	4,276,676
4,250,000	Canadian Pacer Auto Receivable 2020-1A, Class C, 2.490%, 5/19/2026	4,274,322
5,000,000	Capital One Prime Auto Receivables Trust 2019-1, Class A4, 2.560%, 10/15/2024	5,107,949
4,000,000	Chesapeake Funding II LLC 2017-2A, Class D, 3.710%, 5/15/2029	3,986,220
2,100,000	Chesapeake Funding II LLC 2017-4A, Class C, 2.760%, 11/15/2029	2,081,929
2,300,000	Chesapeake Funding II LLC 2018-1A, Class C, 3.570%, 4/15/2030	2,348,639
2,000,000	Chesapeake Funding II LLC 2018-2A, Class D, 4.060%, 8/15/2030	2,090,654
2,000,000	Chesapeake Funding II LLC 2019-1A, Class C, 3.360%, 4/15/2031	2,083,056
3,800,000	Chesapeake Funding II LLC 2019-1A, Class D, 3.800%, 4/15/2031	3,962,202
1,000,000	Chesapeake Funding LLC 2017-3A, Class B, 2.570%, 8/15/2029	985,869
1,000,000	Chesapeake Funding LLC 2017-3A, Class C, 2.780%, 8/15/2029	986,256
1,000,000	Chesapeake Funding LLC 2017-3A, Class D, 3.380%, 8/15/2029	990,689
7,000,000	Daimler Trucks Retail Trust 2020-1, Class A3, 1.220%, 9/15/2023	7,004,918
2,310,957	Drive Auto Receivables Trust 2019-1, Class A3, 3.180%, 10/17/2022	2,319,472
2,000,000	Drive Auto Receivables Trust 2019-4, Class A3, 2.160%, 5/15/2023	1,994,701
6,000,000	Drive Auto Receivables Trust 2020-1, Class D, 2.700%, 5/17/2027	5,424,710
1,702,769	Enterprise Fleet Financing LLC 2018-2 A2, Class A2, 3.140%, 2/20/2024	1,707,374
5,000,000	Enterprise Fleet Financing LLC 2019-2, Class A3, 2.380%, 2/20/2025	5,030,641
5,100,000	Enterprise Fleet Financing LLC 2020-1, Class A3, 2.370%, 12/22/2025	5,083,774
1,900,000	Fifth Third Auto Trust 2019-1, Class A4, 2.690%, 11/16/2026	1,929,373
Annual Shareholder Report

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES—continued
	Auto Receivables—continued
$10,000,000	Ford Credit Auto Lease Trust 2018-B, Class B, 3.490%, 3/15/2022	$9,952,093
6,000,000	Ford Credit Auto Lease Trust 2019-A, Class B, 3.250%, 7/15/2022	5,971,283
2,650,000	Ford Credit Auto Lease Trust 2020-A, Class B, 2.050%, 6/15/2023	2,639,223
2,000,000	Ford Credit Auto Owner Trust 2019-B, Class B, 2.400%, 11/15/2024	1,992,739
4,000,000	Ford Credit Auto Owner Trust 2019-B, Class C, 2.580%, 12/15/2025	3,985,452
2,000,000	Ford Credit Auto Owner Trust 2019-C, Class C, 2.250%, 5/15/2026	1,954,077
2,000,000	GM Financial Automobile Leasing Trust 2019-3, Class A4, 2.030%, 7/20/2023	2,001,322
2,500,000	GM Financial Consumer Automobile Receivables Trust 2017-1A, Class C, 2.450%, 7/17/2023	2,523,182
2,900,000	GM Financial Securitized Term 2018-1, Class C, 2.770%, 7/17/2023	2,905,453
3,000,000	GM Financial Securitized Term 2018-4, Class C, 3.620%, 6/17/2024	3,047,047
893,893	GM Financial Securitized Term 2019-1, Class A2, 2.990%, 3/16/2022	891,024
3,804,000	General Motors 2019-2, Class C, 3.300%, 4/15/2026	3,494,255
6,000,000	Great America Leasing Receivables 2020-1, Class C, 2.120%, 2/15/2027	6,017,682
5,000,000	Harley-Davidson Motorcycle Trust 2019-A, Class A4, 2.390%, 11/15/2026	5,074,885
7,898,565	Honda Auto Receivables Owner Trust 2018-2, Class A3, 3.010%, 5/18/2022	8,000,118
3,500,000	Honda Auto Receivables Owner Trust 2019-2, Class A3, 2.520%, 6/21/2023	3,583,131
6,000,000	Honda Auto Receivables Owner Trust 2019-3, Class A2, 1.900%, 4/15/2022	6,040,856
3,750,000	Huntington Auto Trust 2016-1, Class D, 2.960%, 8/15/2023	3,727,026
2,000,000	Hyundai Auto Lease Securitization Trust 2017-C, Class B, 2.460%, 7/15/2022	2,002,849
4,070,145	Hyundai Auto Lease Securitization Trust 2018-B, Class A3, 3.040%, 10/15/2021	4,093,267
4,000,000	Hyundai Auto Lease Securitization Trust 2019-A, Class B, 3.250%, 10/16/2023	4,054,127
3,000,000	Hyundai Auto Lease Securitization Trust 2020-A, Class B, 2.810%, 5/15/2024	2,957,968
4,000,000	Hyundai Auto Receivables Trust 2019-A, Class C, 3.030%, 11/17/2025	3,927,931
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$1,500,000		Hyundai Auto Receivables Trust 2019-B, Class B, 2.210%, 4/15/2025	$1,523,171
2,000,000		Hyundai Auto Receivables Trust 2019-B, Class C, 2.400%, 6/15/2026	2,032,753
2,000,000		Kubota Credit Owner Trust 2020-1A, Class A3, 3.000%, 3/15/2024	2,000,753
2,200,000		Mercedes-Benz Auto Lease Trust 2018-A, Class A4, 2.510%, 10/16/2023	2,205,569
4,000,000		Mercedes-Benz Auto Lease Trust 2019-A, Class A4, 3.250%, 10/15/2024	4,054,951
500,000	[1]	Motor PLC 2017-1A, Class A1, 1.017% (1-month USLIBOR +0.530%), 9/25/2024	499,485
2,000,000	[1]	Navistar Financial Dealer Note Master Trust 2018-1, Class B, 1.287% (1-month USLIBOR +0.800%), 9/25/2023	1,974,610
2,250,000	[1]	Navistar Financial Dealer Note Master Trust 2018-1, Class C, 1.537% (1-month USLIBOR +1.050%), 9/25/2023	2,222,040
2,341,000	[1]	Navistar Financial Dealer Note Master Trust 2018-1, Class D, 2.037% (1-month USLIBOR +1.550%), 9/25/2023	2,312,000
2,400,000	[1]	Navistar Financial Dealer Note Master Trust 2019-1, Class B, 1.237% (1-month USLIBOR +0.750%), 5/25/2024	2,362,764
2,270,000	[1]	Navistar Financial Dealer Note Master Trust 2019-1, Class D, 1.937% (1-month USLIBOR +1.450%), 5/25/2024	2,234,765
4,000,000	[1]	Nextgear Floorplan Master Owner Trust 2018-2A, Class A1, 1.414% (1-month USLIBOR +0.600%), 10/15/2023	4,006,600
4,350,000		Nextgear Floorplan Master Owner Trust 2019-1A, Class B, 3.460%, 2/15/2024	4,427,049
7,000,000		Nextgear Floorplan Master Owner Trust 2020-1A, Class B, 2.650%, 2/18/2025	6,416,200
6,000,000	[1]	Nissan Master Owner Trust Receivables 2019-B, Class A, 1.244% (1-month USLIBOR +0.430%), 11/15/2023	5,832,019
2,373,798		Santander Drive Auto Receivables Trust 2016-2, Class D, 3.390%, 4/15/2022	2,373,394
2,668,182		Santander Drive Auto Receivables Trust 2017-3, Class C, 2.760%, 12/15/2022	2,650,778
4,000,000		Santander Drive Auto Receivables Trust 2019-2, Class C, 2.900%, 10/15/2024	3,935,863
7,000,000		Santander Drive Auto Receivables Trust 2019-3, Class D, 3.280%, 10/15/2025	7,047,392
4,530,000		Santander Retail Auto Lease Trust 2019-A, Class D, 3.660%, 5/20/2024	4,353,440
6,500,000		Santander Retail Auto Lease Trust 2020-A, Class D, 3.150%, 11/20/2024	5,949,728
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$293,672		Securitized Term Auto Receivables Trust 2017-2A, Class A3, 2.040%, 4/26/2021	$294,289
2,000,000		Securitized Term Auto Receivables Trust 2019-1A, Class A3, 2.986%, 2/27/2023	2,006,204
10,000,000		Securitized Term Auto Receivables Trust 2019-1A, Class A4, 3.141%, 11/27/2023	10,048,093
4,000,000		Toyota Auto Loan Extended Note 2019-1A, Class A, 2.560%, 11/25/2031	4,124,449
4,000,000		Toyota Auto Receivables Owner 2019-B, Class A3, 2.570%, 8/15/2023	4,087,730
2,000,000		Toyota Auto Receivables Owner Trust 2019-C, Class A3, 1.910%, 9/15/2023	2,008,637
4,000,000		Volkswagen Auto Lease Trust 2019-A, Class A4, 2.020%, 8/20/2024	3,964,888
3,000,000		Volvo Financial Equipment LLC 2019-2A, Class C, 2.500%, 5/17/2027	3,022,856
2,000,000		World Omni Auto Receivables Trust 2017-B, Class B, 2.370%, 5/15/2024	2,007,153
580,042		World Omni Auto Receivables Trust 2018-C, Class A2, 2.800%, 1/18/2022	582,004
5,000,000		World Omni Automobile Lease Se 2020-A, Class B, 1.930%, 6/16/2025	5,078,290
4,000,000		World Omni Automobile Lease Securitization Trust 2018-B, Class B, 3.430%, 3/15/2024	4,045,364
4,000,000		World Omni Automobile Lease Securitization Trust 2019-A, Class B, 3.240%, 7/15/2024	4,041,287
4,000,000		World Omni Automobile Lease Securitization Trust 2019-B, Class B, 2.130%, 2/18/2025	3,937,802
6,000,000		World Omni Select Auto Trust 2019-A, Class A3, 2.000%, 8/15/2024	6,061,799
		TOTAL	334,713,610
		Credit Card—12.1%
7,252,000		American Express Credit Account Master Trust 2017-6, Class B, 2.200%, 5/15/2023	7,268,989
9,914,000	[1]	American Express Credit Account Master Trust 2018-5, Class B, 1.364% (1-month USLIBOR +0.550%), 12/15/2025	9,833,953
3,000,000	[1]	American Express Credit Account Master Trust 2018-7, Class B, 1.384% (1-month USLIBOR +0.570%), 2/17/2026	2,889,028
13,000,000		American Express Credit Account Master Trust 2018-8, Class B, 3.350%, 4/15/2024	12,904,079
8,000,000		Bank of America Credit Card Trust 2019-A1, Class A1, 1.740%, 1/15/2025	8,172,573
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$1,000,000	[1]	Barclays Dryrock Issuance Trust 2017-2, Class A, 1.114% (1-month USLIBOR +0.300%), 5/15/2023	$998,782
10,000,000	[1]	Barclays Dryrock Issuance Trust 2018-1, Class A, 1.144% (1-month USLIBOR +0.330%), 7/15/2024	9,859,756
8,000,000	[1]	Capital One Multi-Asset Execution Trust 2016-A2, Class A2, 1.444% (1-month USLIBOR +0.630%), 2/15/2024	8,012,436
3,700,000		Capital One Multi-Asset Execution Trust 2019-A2, Class A2, 1.720%, 8/15/2024	3,778,429
6,000,000	[1]	Cards II Trust 2019-1A, Class A, 1.204% (1-month USLIBOR +0.390%), 5/15/2024	5,947,969
4,000,000	[1]	Chase Issuance Trust 2018-A1, Class A1, 1.014% (1-month USLIBOR +0.200%), 4/17/2023	3,993,541
7,000,000	[1]	Citibank Credit Card Issuance Trust 2018-A4, Class A4, 1.325% (1-month USLIBOR +0.340%), 6/7/2025	6,899,234
5,000,000	[1]	Discover Card Execution Note Trust 2017-A7, Class A7, 1.174% (1-month USLIBOR +0.360%), 4/15/2025	4,938,032
4,000,000	[1]	Discover Card Execution Note Trust 2018-A6, Class A6, 1.204% (1-month USLIBOR +0.390%), 3/15/2026	4,004,998
3,000,000		Evergreen Credit Card Trust 2019-3, Class B, 2.370%, 10/16/2023	2,931,380
3,000,000		Evergreen Credit Card Trust 2019-3, Class C, 2.720%, 10/16/2023	2,931,395
3,000,000		Evergreen Credit Card Trust Series 2018-1, Class A, 2.950%, 3/15/2023	3,009,293
3,000,000	[1]	Evergreen Credit Card Trust Series 2018-2, Class A, 1.164% (1-month USLIBOR +0.350%), 7/15/2022	3,000,351
5,000,000		Evergreen Credit Card Trust Series 2019-1, Class B, 3.590%, 1/15/2023	4,918,404
4,000,000		Evergreen Credit Card Trust Series 2019-1, Class C, 3.980%, 1/15/2023	3,934,369
1,900,000		Evergreen Credit Card Trust Series 2019-2 C, Class C, 2.620%, 9/15/2024	1,867,803
6,000,000	[1]	First National Master Note Trust 2018-1, Class A, 1.274% (1-month USLIBOR +0.460%), 10/15/2024	6,007,533
7,700,000	[1]	Golden Credit Card Trust 2017-4A, Class A, 1.334% (1-month USLIBOR +0.520%), 7/15/2024	7,709,622
2,850,000		Golden Credit Card Trust 2018-1A, Class A, 2.620%, 1/15/2023	2,858,074
6,000,000	[1]	Gracechurch Card PLC 2018-1A, Class A, 1.214% (1-month USLIBOR +0.400%), 7/15/2022	5,993,586
1,500,000	[1]	Master Credit Card Trust 2018-1A, Class A, 1.162% (1-month USLIBOR +0.490%), 7/21/2024	1,441,677
4,500,000		Master Credit Card Trust 2018-1A, Class B, 3.245%, 7/21/2024	4,562,456
2,000,000	[1]	Master Credit Card Trust 2018-3A, Class A, 1.012% (1-month USLIBOR +0.340%), 1/21/2022	2,004,300
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$5,000,000	[1]	Master Credit Card Trust 2019-1A, Class A, 1.152% (1-month USLIBOR +0.480%), 7/21/2022	$5,006,252
1,832,000		Master Credit Card Trust 2020-1A, Class B, 2.340%, 9/21/2024	1,817,934
5,250,000		Master Credit Card Trust 2020-1A, Class C, 2.590%, 9/21/2024	5,217,233
6,000,000	[1]	Penarth Master Issuer 2018-2A, Class A1, 1.168% (1-month USLIBOR +0.450%), 9/18/2022	5,977,683
10,000,000	[1]	Trillium Credit Card Trust II 2018-2A, Class A, 0.837% (1-month USLIBOR +0.350%), 9/26/2023	9,963,494
2,174,000		Trillium Credit Card Trust II 2019-1A, Class B, 3.522%, 1/26/2024	2,156,184
6,305,000		Trillium Credit Card Trust II 2019-1A, Class C, 3.915%, 1/26/2024	6,267,054
2,064,000		Trillium Credit Card Trust II 2019-2A, Class B, 3.522%, 1/26/2024	2,047,085
4,900,000		Trillium Credit Card Trust II 2020-1A, Class C, 2.628%, 12/26/2024	4,741,135
		TOTAL	185,866,096
		Equipment Lease—4.5%
1,154,133		CLI Funding LLC 2013-1A, Class NOTE, 2.830%, 3/18/2028	1,142,432
4,000,000		CNH Equipment Trust 2019-A, Class B, 3.340%, 7/15/2026	4,125,678
4,000,000		CNH Equipment Trust 2019-B, Class B, 2.870%, 11/16/2026	4,090,860
5,000,000		Dell Equipment Finance Trust 2018-2, Class D, 3.970%, 10/22/2024	5,022,615
3,000,000		Dell Equipment Finance Trust 2019-1, Class D, 3.450%, 3/24/2025	3,011,291
3,250,000		Dell Equipment Finance Trust 2019-2, Class D, 2.480%, 4/22/2025	3,223,746
2,500,000		Dell Equipment Finance Trust 2020-1, Class D, 5.920%, 3/23/2026	2,503,562
4,750,000		DLL Securitization Trust 2019-DA1, Class A4, 2.920%, 4/20/2027	4,823,861
5,000,000		DLL Securitization Trust 2019-MA2, Class A4, 2.390%, 4/20/2027	5,032,520
860,000		Great America Leasing Receivable 2020-1, Class A3, 1.760%, 8/15/2023	851,148
1,000,000		Great America Leasing Receivables 2018-1, Class B, 2.990%, 6/17/2024	999,535
2,700,000		Great America Leasing Receivables 2018-1, Class C, 3.140%, 6/16/2025	2,698,583
4,000,000		Great America Leasing Receivables 2019-1, Class C, 3.540%, 2/17/2026	4,024,738
1,250,000		HPEFS Equipment Trust 2019-1, Class D, 2.720%, 9/20/2029	1,245,501
7,000,000		HPEFS Equipment Trust 2020-1A, Class D, 2.260%, 2/20/2030	6,836,269
2,679,922		Kubota Credit Owner Trust 2019-1A, Class A2, 2.490%, 6/15/2022	2,688,774
906,838		MMAF Equipment Finance LLC 2018-A, Class A2, 2.920%, 7/12/2021	908,972
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Equipment Lease—continued
$3,178,000		Transportation Finance Equipment Trust 2019-1, Class D, 2.570%, 1/25/2027	$3,165,038
3,650,000		Volvo Financial Equipment LLC 2019-1A, Class B, 3.260%, 1/16/2024	3,550,874
5,500,000	[1]	Volvo Financial Equipment Master Series 2017- A, Class A, 1.314% (1-month USLIBOR +0.500%), 11/15/2022	5,509,763
4,000,000	[1]	Volvo Financial Equipment Master Series 2018- A, Class A, 1.334% (1-month USLIBOR +0.520%), 7/17/2023	4,007,019
		TOTAL	69,462,779
		Home Equity Loan—0.0%
8,470	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 1.294% (1-month USLIBOR +0.480%), 1/15/2028	6,467
2,088,010		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.590%, 8/15/2028	336,581
328,248	[2]	NC Finance Trust 1999-1, Class D, 8.750%, 1/25/2029	2,862
		TOTAL	345,910
		Other—3.9%
1,308,729	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 1.167% (1-month USLIBOR +0.680%), 10/25/2035	1,221,475
242,245		Navient Student Loan Trust 2018-A, Class A1, 2.530%, 2/18/2042	237,838
283,513	[1]	Navient Student Loan Trust 2018-BA, Class A1, 1.164% (1-month USLIBOR +0.350%), 12/15/2059	276,835
5,000,000		Navient Student Loan Trust 2019-D, Class A2A, 3.010%, 12/15/2059	4,983,976
4,000,000		PFS Financing Corp. 2018-B, Class B, 3.080%, 2/15/2023	4,033,671
4,250,000		PFS Financing Corp. 2018-F, Class B, 3.770%, 10/15/2023	4,258,596
3,000,000	[1]	PFS Financing Corp. 2019-B, Class A, 1.364% (1-month USLIBOR +0.550%), 9/15/2023	3,015,793
2,300,000		PFS Financing Corp. 2019-C, Class B, 2.420%, 10/15/2024	2,369,105
2,059,729		Public Service New Hampshire 2018-1, Class A1, 3.094%, 2/1/2026	2,125,399
397,392	[1]	SLM Student Loan Trust 2011-2, Class A1, 1.087% (1-month USLIBOR +0.600%), 11/25/2027	378,912
1,513,151		SLM Student Loan Trust 2013-B, Class B, 3.000%, 5/16/2044	1,516,687
161,313	[1]	SMB Private Education Loan Trust 2018-C, Class A1, 1.114% (1-month USLIBOR +0.300%), 9/15/2025	159,332
481,513	[1]	Social Professional Loan Program LLC 2017-A, Class A1, 1.187% (1-month USLIBOR +0.700%), 3/26/2040	472,175
554,697	[1]	Social Professional Loan Program LLC 2017-E, Class A1, 0.987% (1-month USLIBOR +0.500%), 11/26/2040	530,572
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$109,597		Social Professional Loan Program LLC 2017-F, Class A1FX, 2.050%, 1/25/2041	$108,113
376,913	[1]	Social Professional Loan Program LLC 2018-A, Class A1, 0.837% (1-month USLIBOR +0.350%), 2/25/2042	363,782
641,046		Social Professional Loan Program LLC 2018-C, Class A1FX, 3.080%, 1/25/2048	641,484
1,567,098		Social Professional Loan Program LLC 2019-A, Class A1FX, 3.180%, 6/15/2048	1,572,178
896,003		Social Professional Loan Program LLC 2019-B, Class A1FX, 2.780%, 8/17/2048	902,183
632,195		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	627,274
96,962		Sofi Consumer Loan Program Trust 2016-2, Class A, 3.090%, 10/27/2025	96,927
2,828,300		Sofi Consumer Loan Program Trust 2019-3, Class A, 2.900%, 5/25/2028	2,824,596
3,000,000		Sofi Consumer Loan Program Trust 2020-1, Class B, 2.250%, 1/25/2029	2,587,955
1,736,520	[1]	State Board of Regents of the State of Utah 2016-1, Class A, 1.237% (1-month USLIBOR +0.750%), 9/25/2056	1,684,719
1,236,714		Verizon Owner Trust 2018-1A, Class A1A, 2.820%, 9/20/2022	1,252,302
6,000,000		Verizon Owner Trust 2018-1A, Class C, 3.550%, 4/20/2023	5,932,645
2,000,000		Verizon Owner Trust 2019-A, Class C, 2.600%, 12/20/2023	1,982,174
2,500,000		Verizon Owner Trust 2019-B, Class A1A, 2.330%, 12/20/2023	2,543,891
3,000,000		Verizon Owner Trust 2019-C, Class A1A, 1.940%, 4/22/2024	3,045,205
4,500,000		Verizon Owner Trust 2019-C, Class C, 2.160%, 4/22/2024	4,284,976
4,250,000		Verizon Owner Trust 2020-A, Class C, 2.060%, 7/22/2024	4,188,153
		TOTAL	60,218,923
		Rate Reduction Bond—0.1%
820,590		Atlantic City Electric Transition Funding 2002-1, Class A4, 5.550%, 10/20/2023	805,807
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $656,154,596)	651,413,125
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.6%
		Federal Home Loan Mortgage Corporation—0.8%
866		Federal Home Loan Mortgage Corp. REMIC, Series 1686, Class PJ, 5.000%, 2/15/2024	904
8,566		Federal Home Loan Mortgage Corp. REMIC, Series 2091, Class PG, 6.000%, 11/15/2028	9,542
30,373		Federal Home Loan Mortgage Corp. REMIC, Series 2647, Class A, 3.250%, 4/15/2032	32,334
Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation—continued
$25,464		Federal Home Loan Mortgage Corp. REMIC, Series 2694, Class BA, 4.000%, 6/15/2031	$26,409
18,168		Federal Home Loan Mortgage Corp. REMIC, Series 2756, Class NA, 5.000%, 2/15/2024	19,183
633,590	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3117, Class FE, 1.114% (1-month USLIBOR +0.300%), 2/15/2036	628,325
71,779	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3152, Class WF, 1.274% (1-month USLIBOR +0.460%), 2/15/2034	71,625
198,314	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3317, Class F, 1.214% (1-month USLIBOR +0.400%), 7/15/2036	197,287
92,201	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3542, Class NF, 1.564% (1-month USLIBOR +0.750%), 7/15/2036	92,806
325,032	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3556, Class FA, 1.724% (1-month USLIBOR +0.910%), 7/15/2037	329,385
10,395,074		Federal Home Loan Mortgage Corp. REMIC, Series K105, Class A1, 1.536%, 9/25/2029	10,700,344
95,586		Federal Home Loan Mortgage Corp. REMIC, Series T-51, Class 1A, 6.500%, 9/25/2043	121,430
		TOTAL	12,229,574
		Federal National Mortgage Association—0.3%
116		Federal National Mortgage Association REMIC, Series 1991-141, Class PZ, 8.000%, 10/25/2021	120
4,183		Federal National Mortgage Association REMIC, Series 1992-162, Class D, 7.000%, 9/25/2022	4,397
5,418	[1]	Federal National Mortgage Association REMIC, Series 1993-113, Class SB, 9.748% (10-year Constant Maturity Treasury +48.285%), 7/25/2023	5,823
508	[1]	Federal National Mortgage Association REMIC, Series 1993-179, Class FO, 4.000% (3-month Constant Maturity Treasury +0.700%), 10/25/2023	530
1,979		Federal National Mortgage Association REMIC, Series 1993-32, Class H, 6.000%, 3/25/2023	2,089
73,229		Federal National Mortgage Association REMIC, Series 1997-81, Class PD, 6.350%, 12/18/2027	80,342
38,389	[1]	Federal National Mortgage Association REMIC, Series 2002-52, Class FG, 0.987% (1-month USLIBOR +0.500%), 9/25/2032	38,402
7,635		Federal National Mortgage Association REMIC, Series 2003-35, Class UC, 3.750%, 5/25/2033	8,045
159,790	[1]	Federal National Mortgage Association REMIC, Series 2006-44, Class FK, 0.917% (1-month USLIBOR +0.430%), 6/25/2036	159,243
705,195	[1]	Federal National Mortgage Association REMIC, Series 2007-97, Class FE, 0.937% (1-month USLIBOR +0.450%), 7/25/2037	703,338
Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$99,977	[1]	Federal National Mortgage Association REMIC, Series 2008-69, Class FB, 1.487% (1-month USLIBOR +1.000%), 6/25/2037	$101,871
19,745	[1]	Federal National Mortgage Association REMIC, Series 2009-42, Class FG, 1.287% (1-month USLIBOR +0.800%), 5/25/2039	19,742
218,194	[1]	Federal National Mortgage Association REMIC, Series 2009-69, Class F, 1.337% (1-month USLIBOR +0.850%), 4/25/2037	220,600
335,896	[1]	Federal National Mortgage Association REMIC, Series 2010-74, Class AF, 1.027% (1-month USLIBOR +0.540%), 7/25/2037	335,931
538,253	[1]	Federal National Mortgage Association REMIC, Series 2011-17, Class FP, 0.937% (1-month USLIBOR +0.450%), 3/25/2041	535,705
2,241,545	[1]	Federal National Mortgage Association REMIC, Series 2012-1, Class PF, 0.887% (1-month USLIBOR +0.400%), 2/25/2042	2,228,601
172		Federal National Mortgage Association REMIC, Series G92-44, Class ZQ, 8.000%, 7/25/2022	179
3,191		Federal National Mortgage Association REMIC, Series G92-54, Class ZQ, 7.500%, 9/25/2022	3,319
13,883	[1]	Federal National Mortgage Association, Class FB, 0.987% (1-month USLIBOR +0.500%), 8/25/2039	13,906
		TOTAL	4,462,183
		Government National Mortgage Association—0.5%
3,475,435	[1]	Government National Mortgage Association REMIC, Series 2013-H16, Class FA, 1.895% (1-month USLIBOR +0.540%), 7/20/2063	3,469,933
4,380,379	[1]	Government National Mortgage Association REMIC, Series 2013-H17, Class FA, 1.905% (1-month USLIBOR +0.550%), 7/20/2063	4,375,371
		TOTAL	7,845,304
		Federal Deposit Insurance Company—0.0%
150,072		FDIC Trust 2013-R1, Class A, 1.150%, 3/25/2033	148,893
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $24,411,545)	24,685,954
		NON-AGENCY MORTGAGE—2.4%
		Non-Agency Mortgage—2.4%
5,084		Banc of America Mortgage Securities 2003-B, Class 2A2, 4.342%, 3/25/2033	4,919
5,447		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.250%, 12/25/2033	5,472
5,900,781	[1]	Gosforth Funding PLC 2018-1A, Class A1, 2.129% (3-month USLIBOR +0.450%), 8/25/2060	5,853,598
4,048,163	[1]	Holmes Master Issuer PLC 2018-2A, Class A2, 1.638% (3-month USLIBOR +0.420%), 10/15/2054	4,033,841
3,360,000		Lanark Master Issuer PLC 2018-1A, Class 1A, 2.318%, 12/22/2069	3,346,435
Annual Shareholder Report

Principal Amount or Shares			Value
		NON-AGENCY MORTGAGE—continued
		Non-Agency Mortgage—continued
$3,100,000	[1]	Lanark Master Issuer PLC 2018-2A, Class 1A, 2.102% (3-month USLIBOR +0.420%), 12/22/2069	$3,086,893
4,000,000		Lanark Master Issuer PLC 2020-1A, Class 1A, 2.277%, 12/22/2069	4,034,364
2,500,000	[1]	Permanent Master Issuer PLC 2018-1A, Class 1A1, 1.598% (3-month USLIBOR +0.380%), 7/15/2058	2,493,885
137,133		Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 0.656%, 9/25/2034	125,675
2,088,734		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	2,026,784
949,299		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	923,215
1,679,654		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	1,663,017
1,995,000	[1]	Silverstone Master Issuer 2015-1A, Class 2A2, 1.659% (3-month USLIBOR +0.550%), 1/21/2070	1,992,726
6,776,000	[1]	Silverstone Master Issuer 2018-1A, Class 1A, 1.499% (3-month USLIBOR +0.390%), 1/21/2070	6,679,300
66,981		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.500%, 9/15/2024	73,242
323,418	[1]	Washington Mutual 2006-AR15, Class 1A, 2.710% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	264,261
370,441	[1]	Washington Mutual 2006-AR17, Class 1A, 2.785% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	294,243
		TOTAL NON-AGENCY MORTGAGE (IDENTIFIED COST $37,312,445)	36,901,870
		COMMERCIAL MORTGAGE-BACKED SECURITIES—2.6%
		Commercial Mortgage—2.6%
5,000,000	[1]	BHMS Mortgage Trust 2018-ATLS, Class A, 2.064% (1-month USLIBOR +1.250%), 7/15/2035	4,612,483
5,000,000	[1]	Cosmopolitan Hotel Trust 2017-CSMO, Class B, 2.214% (1-month USLIBOR +1.400%), 11/15/2036	4,524,990
4,000,000	[1]	DBWF Mortgage Trust 2018-GLKS, Class A, 1.748% (1-month USLIBOR +1.030%), 12/19/2030	3,709,978
5,200,000	[1]	DBWF Mortgage Trust 2018-GLKS, Class B, 2.068% (1-month USLIBOR +1.350%), 12/19/2030	4,484,952
420,109		Deutsche Bank Commercial Mortgage Trust 2016-C1, Class A1, 1.676%, 5/10/2049	420,110
12,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	11,676,628
4,993,554	[1]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 1.618% (1-month USLIBOR +0.790%), 4/10/2046	4,906,860
5,000,000	[1]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 1.950% (1-month USLIBOR +1.200%), 6/15/2045	4,957,151
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $41,875,934)	39,293,152
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—32.4%
		Capital Goods - Aerospace & Defense—0.5%
$3,000,000		Boeing Co., Sr. Unsecd. Note, 4.508%, 5/1/2023	$3,000,000
2,685,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.080%, 10/15/2020	2,699,049
2,335,000		Textron, Inc., Sr. Unsecd. Note, 3.900%, 9/17/2029	2,362,147
		TOTAL	8,061,196
		Capital Goods - Construction Machinery—0.1%
2,000,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 11/6/2020	2,006,511
		Capital Goods - Diversified Manufacturing—0.8%
6,550,000		3M Co., Sr. Unsecd. Note, 1.750%, 2/14/2023	6,721,472
3,000,000		CK Hutchison Holdings Ltd., Sr. Unsecd. Note, 144A, 2.750%, 3/29/2023	3,061,230
2,380,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.350%, 9/15/2024	2,416,907
		TOTAL	12,199,609
		Communications - Cable & Satellite—0.3%
4,170,000	[1]	Comcast Corp., Sr. Unsecd. Note, 1.848% (3-month USLIBOR +0.630%), 4/15/2024	4,109,744
		Communications - Media & Entertainment—0.3%
870,000		Fox Corp.,Sr. Unsecd. Note, Series WI, 3.666%, 1/25/2022	901,891
3,225,000	[1]	Walt Disney Co., Sr. Unsecd. Note, 1.830% (3-month USLIBOR +0.250%), 9/1/2021	3,208,072
		TOTAL	4,109,963
		Communications - Telecom Wireless—0.6%
10,000,000	[1]	Vodafone Group PLC, Sr. Unsecd. Note, 2.166% (3-month USLIBOR +0.990%), 1/16/2024	9,751,644
		Communications - Telecom Wirelines—0.2%
4,000,000	[1]	AT&T, Inc., Sr. Unsecd. Note, 1.964% (3-month USLIBOR +1.180%), 6/12/2024	3,923,060
		Consumer Cyclical - Automotive—2.8%
1,910,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, 1.000% (3-month USLIBOR +0.260%), 6/16/2020	1,908,963
4,000,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 1.923% (3-month USLIBOR +0.210%), 2/12/2021	3,967,922
2,000,000	[1]	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 2.132% (3-month USLIBOR +0.450%), 2/22/2021	1,953,225
2,650,000	[1]	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 2.271% (3-month USLIBOR +0.530%), 5/5/2020	2,649,922
3,000,000		Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.400%, 2/22/2022	3,004,449
3,630,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.861% (3-month USLIBOR +1.550%), 1/14/2022	3,383,614
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$2,125,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.900%, 2/26/2025	$1,930,211
2,965,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	2,860,335
5,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 1.825% (3-month USLIBOR +0.630%), 9/21/2021	4,603,692
3,000,000		Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 2.150%, 9/28/2020	2,947,724
3,000,000		Toyota Motor Corp., Sr. Unsecd. Note, 3.183%, 7/20/2021	3,068,562
1,500,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 3.050%, 1/8/2021	1,517,428
3,200,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 1.832% (3-month USLIBOR +0.125%), 8/13/2021	3,165,488
5,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 2.001% (3-month USLIBOR +0.690%), 1/11/2022	4,941,142
1,200,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 2.500%, 9/24/2021	1,197,177
		TOTAL	43,099,854
		Consumer Cyclical - Retailers—0.8%
1,430,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.700%, 7/26/2022	1,438,720
2,020,000	[1]	CVS Health Corp., Sr. Unsecd. Note, 1.718% (3-month USLIBOR +0.720%), 3/9/2021	2,016,075
4,000,000		CVS Health Corp., Sr. Unsecd. Note, 2.125%, 6/1/2021	4,034,230
4,000,000		Home Depot, Inc., Sr. Unsecd. Note, 1.800%, 6/5/2020	4,002,946
1,000,000		Home Depot, Inc., Sr. Unsecd. Note, 3.250%, 3/1/2022	1,049,288
		TOTAL	12,541,259
		Consumer Cyclical - Services—0.6%
1,500,000		Amazon.com, Inc., Sr. Unsecd. Note, 1.900%, 8/21/2020	1,507,044
1,900,000		Amazon.com, Inc., Sr. Unsecd. Note, 2.400%, 2/22/2023	1,991,893
930,000		Booking Holdings, Inc., Sr. Unsecd. Note, 4.100%, 4/13/2025	986,587
1,800,000		Cintas Corp. No. 2, Sr. Unsecd. Note, 2.900%, 4/1/2022	1,858,554
3,555,000		IHS Markit Ltd., Sr. Unsecd. Note, Series 5YR, 3.625%, 5/1/2024	3,665,667
		TOTAL	10,009,745
		Consumer Non-Cyclical - Food/Beverage—1.4%
2,875,000	[1]	Constellation Brands, Inc., Sr. Unsecd. Note, 2.391% (3-month USLIBOR +0.700%), 11/15/2021	2,829,809
1,390,000	[1]	General Mills, Inc., Sr. Unsecd. Note, 2.144% (3-month USLIBOR +1.010%), 10/17/2023	1,358,041
6,180,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.551%, 5/25/2021	6,310,464
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$1,000,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.375%, 6/15/2021	$1,014,754
6,000,000		McCormick & Co., Inc., Sr. Unsecd. Note, 2.700%, 8/15/2022	6,148,762
3,385,000		PepsiCo, Inc., Sr. Unsecd. Note, 2.250%, 3/19/2025	3,580,535
		TOTAL	21,242,365
		Consumer Non-Cyclical - Health Care—0.7%
4,500,000	[1]	Becton Dickinson & Co., Sr. Unsecd. Note, 2.030% (3-month USLIBOR +1.030%), 6/6/2022	4,402,023
6,250,000		DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, Series 3YR, 2.050%, 11/15/2022	6,352,213
		TOTAL	10,754,236
		Consumer Non-Cyclical - Pharmaceuticals—1.3%
5,000,000	[1]	AstraZeneca PLC, Sr. Unsecd. Note, 1.516% (3-month USLIBOR +0.620%), 6/10/2022	4,915,175
4,550,000	[1]	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 1.750% (3-month USLIBOR +1.010%), 12/15/2023	4,397,059
3,845,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 2.900%, 7/26/2024	4,107,451
3,430,000		Eli Lilly & Co., Sr. Unsecd. Note, 2.350%, 5/15/2022	3,543,239
2,370,000		Merck & Co., Inc., Sr. Unsecd. Note, 2.900%, 3/7/2024	2,565,643
		TOTAL	19,528,567
		Consumer Non-Cyclical - Tobacco—0.2%
3,635,000		Philip Morris International, Inc., Sr. Unsecd. Note, 1.125%, 5/1/2023	3,630,381
		Energy - Independent—0.3%
5,320,000	[1]	Occidental Petroleum Corp., Sr. Unsecd. Note, 3.141% (3-month USLIBOR +1.450%), 8/15/2022	4,153,002
		Energy - Integrated—1.5%
3,415,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 2.937%, 4/6/2023	3,525,106
5,000,000	[1]	Chevron Corp., Sr. Unsecd. Note, 2.641% (3-month USLIBOR +0.950%), 5/16/2021	5,002,707
4,565,000		Exxon Mobil Corp., Sr. Unsecd. Note, 1.902%, 8/16/2022	4,677,710
2,220,000	[3]	Exxon Mobil Corp., Sr. Unsecd. Note, 2.222%, 3/1/2021	2,240,142
4,740,000		Exxon Mobil Corp., Sr. Unsecd. Note, 2.992%, 3/19/2025	5,076,542
2,855,000		Shell International Finance B.V., Sr. Unsecd. Note, 1.875%, 5/10/2021	2,867,013
		TOTAL	23,389,220
		Energy - Midstream—0.9%
1,445,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	1,273,077
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Midstream—continued
$4,200,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.500%, 2/1/2022	$4,299,576
6,000,000	[1]	Kinder Morgan, Inc., Sr. Unsecd. Note, 2.498% (3-month USLIBOR +1.280%), 1/15/2023	5,481,868
2,350,000	[1]	MPLX LP, Sr. Unsecd. Note, 1.898% (3-month USLIBOR +0.900%), 9/9/2021	2,211,417
		TOTAL	13,265,938
		Energy - Oil Field Services—0.2%
2,380,000		Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 3.750%, 5/1/2024	2,405,693
		Energy - Refining—0.1%
1,750,000		Valero Energy Corp., Sr. Unsecd. Note, 2.700%, 4/15/2023	1,747,818
		Financial Institution - Banking—11.0%
1,400,000		Associated Banc-Corp., Sr. Unsecd. Note, Series BKNT, 3.500%, 8/13/2021	1,425,695
5,000,000	[1]	Australia & New Zealand Banking Group Ltd New York, Unsecd. Note, 144A, 2.151% (3-month USLIBOR +0.460%), 5/17/2021	4,977,142
2,000,000	[1]	Australia & New Zealand Banking Group, Melbourne, Sr. Unsecd. Note, 144A, 2.186% (3-month USLIBOR +0.490%), 11/21/2022	1,971,883
4,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, 2.020% (3-month USLIBOR +1.000%), 4/24/2023	3,966,237
2,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series FRN, 1.423% (3-month USLIBOR +0.380%), 1/23/2022	1,962,592
1,500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.458%, 3/15/2025	1,586,352
3,850,000	[3]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.559%, 4/23/2027	4,148,677
2,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.850%, 1/27/2023	2,036,575
5,000,000		Bank of Nova Scotia, Sr. Unsecd. Note, 1.625%, 5/1/2023	5,001,582
3,260,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.821% (Secured Overnight Financing Rate +0.800%), 3/17/2023	3,144,373
2,000,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.450%, 4/30/2021	2,030,063
3,000,000	[1]	Citibank NA, Sr. Unsecd. Note, Series BKNT, 2.063% (3-month USLIBOR +0.350%), 2/12/2021	2,990,882
3,335,000		Citibank NA, Sr. Unsecd. Note, Series BKNT, 3.165%, 2/19/2022	3,376,811
1,920,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 0.880% (Secured Overnight Financing Rate +0.870%), 11/4/2022	1,864,805
2,900,000		Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	3,048,190
1,945,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.250%, 2/14/2022	1,989,898
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$3,450,000		Citizens Bank, N.A., Providence, Sr. Unsecd. Note, Series BKNT, 2.250%, 4/28/2025	$3,454,470
4,170,000	[1]	Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 1.498% (3-month USLIBOR +0.730%), 6/11/2021	4,113,079
6,285,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	6,236,310
760,000		Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 1.800%, 1/30/2023	767,130
5,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.540% (3-month USLIBOR +0.780%), 10/31/2022	4,926,151
2,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.432% (3-month USLIBOR +0.750%), 2/23/2023	1,960,248
10,000,000	[1]	HSBC Holdings PLC, Sr. Unsecd. Note, 2.691% (3-month USLIBOR +1.000%), 5/18/2024	9,784,975
1,610,000		Huntington National Bank, Sr. Unsecd. Note, 1.800%, 2/3/2023	1,631,362
1,100,000		Huntington National Bank, Sr. Unsecd. Note, Series BKNT, 3.125%, 4/1/2022	1,134,828
1,470,000	[1]	MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 0.818% (Secured Overnight Financing Rate +0.710%), 12/9/2022	1,417,033
2,470,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.150%, 4/1/2022	2,543,164
3,000,000	[1]	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.301% (3-month USLIBOR +0.610%), 5/18/2022	2,966,961
1,500,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 2.220% (3-month USLIBOR +0.640%), 12/1/2021	1,481,271
4,345,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 0.710% (Secured Overnight Financing Rate +0.700%), 1/20/2023	4,198,330
855,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 2.720%, 7/22/2025	881,631
4,120,000		National Australia Bank Ltd., Sr. Unsecd. Note, 1.875%, 12/13/2022	4,183,685
7,500,000		National Bank of Canada, Montreal, Sr. Unsecd. Note, Series MTN, 2.100%, 2/1/2023	7,595,014
9,000,000	[1]	PNC Bank National Association, Sr. Unsecd. Note, 1.428% (3-month USLIBOR +0.430%), 12/9/2022	8,826,390
1,310,000		PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 2.232%, 7/22/2022	1,326,345
3,000,000		PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 2.500%, 1/22/2021	3,028,384
1,800,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.500%, 1/23/2024	1,928,166
4,630,000		Regions Financial Corp., Sr. Unsecd. Note, 3.800%, 8/14/2023	4,894,569
4,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 1.416% (3-month USLIBOR +0.730%), 2/1/2022	3,977,610
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$2,180,000		State Street Corp., Sr. Unsecd. Note, 1.950%, 5/19/2021	$2,202,279
1,605,000		State Street Corp., Sr. Unsecd. Note, 144A, 2.825%, 3/30/2023	1,651,304
6,000,000	[1]	Toronto Dominion Bank, Sr. Unsecd. Note, Series MTN, 1.198% (3-month USLIBOR +0.430%), 6/11/2021	5,985,480
3,000,000	[1]	Truist Bank, Sr. Unsecd. Note, Series BKNT, 1.146% (3-month USLIBOR +0.590%), 8/2/2022	2,962,213
3,200,000		Truist Bank, Sr. Unsecd. Note, Series BKNT, 2.800%, 5/17/2022	3,297,896
9,000,000	[1]	U.S. Bank N.A., Cincinnati, Sr. Unsecd. Note, Series BKNT, 1.986% (3-month USLIBOR +0.290%), 5/21/2021	8,971,257
2,000,000		UBS AG London, Sr. Unsecd. Note, 144A, 1.750%, 4/21/2022	2,009,800
3,000,000	[1]	Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 1.528% (3-month USLIBOR +0.310%), 1/15/2021	2,994,489
2,000,000		Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.082%, 9/9/2022	2,018,305
3,000,000		Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.600%, 1/15/2021	3,031,572
5,000,000	[1]	Westpac Banking Corp., Sr. Unsecd. Note, 1.881% (3-month USLIBOR +0.570%), 1/11/2023	4,937,092
		TOTAL	168,840,550
		Financial Institution - Broker/Asset Mgr/Exchange—0.3%
5,000,000	[1]	TD Ameritrade Holding Corp., Sr. Unsecd. Note, 1.116% (3-month USLIBOR +0.430%), 11/1/2021	4,955,938
		Financial Institution - Finance Companies—0.2%
1,820,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.450%, 12/16/2021	1,697,727
1,430,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.875%, 1/16/2024	1,335,659
		TOTAL	3,033,386
		Financial Institution - Insurance - Health—0.1%
2,360,000	[1]	CIGNA Corp., Sr. Unsecd. Note, Series WI, 1.493% (3-month USLIBOR +0.650%), 9/17/2021	2,320,785
		Financial Institution - Insurance - Life—1.4%
2,000,000		Mass Mutual Global Funding II, Sec. Fac. Bond, 144A, 1.950%, 9/22/2020	2,007,660
2,380,000	[1]	Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.580% (Secured Overnight Financing Rate +0.570%), 9/7/2020	2,370,280
1,250,000		Met Life Global Funding I, Sec. Fac. Bond, 144A, 2.400%, 6/17/2022	1,281,104
1,190,000		Met Life Global Funding I, Sr. Secd. Note, 144A, 2.650%, 4/8/2022	1,217,499
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—continued
$4,000,000		Met Life Real Estate Investments, Sec. Fac. Bond, 144A, 3.450%, 10/9/2021	$4,115,630
3,000,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 1.416% (3-month USLIBOR +0.520%), 6/10/2022	2,977,655
3,750,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 1.593% (3-month USLIBOR +0.160%), 10/1/2020	3,747,000
3,750,000		New York Life Global Funding, Sec. Fac. Bond, 144A, 2.950%, 1/28/2021	3,806,234
		TOTAL	21,523,062
		Financial Institution - Insurance - P&C—0.1%
1,000,000	[1]	HSB Group, Inc., Company Guarantee, Series B, 2.128% (3-month USLIBOR +0.910%), 7/15/2027	906,253
		Financial Institution - REIT - Office—0.0%
230,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.000%, 1/15/2024	247,302
		Technology—2.1%
3,270,000		Apple, Inc., Sr. Unsecd. Note, 1.700%, 9/11/2022	3,358,289
5,000,000		Automatic Data Processing, Inc., 2.250%, 9/15/2020	5,023,002
1,430,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.700%, 4/15/2025	1,578,602
2,500,000		Dell International LLC / EMC Corp., 144A, 4.000%, 7/15/2024	2,540,762
2,985,000		Dell International LLC / EMC Corp., Sec. Fac. Bond, 144A, 5.850%, 7/15/2025	3,261,487
4,545,000	[1]	Equifax, Inc., Sr. Unsecd. Note, Series FRN, 2.561% (3-month USLIBOR +0.870%), 8/15/2021	4,482,792
1,975,000		Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	2,080,381
2,520,000		Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	2,727,318
5,000,000		IBM Credit Corp., Sr. Unsecd. Note, 3.600%, 11/30/2021	5,234,384
1,535,000		Micron Technology, Inc., Sr. Unsecd. Note, 2.497%, 4/24/2023	1,564,566
		TOTAL	31,851,583
		Transportation - Airlines—0.2%
2,630,000		Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	2,613,401
		Transportation - Services—0.7%
3,000,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 2.700%, 3/14/2023	3,015,611
2,560,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.450%, 7/1/2024	2,656,242
820,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.650%, 7/29/2021	831,017
1,925,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.500%, 6/1/2021	1,930,677
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Transportation - Services—continued
$3,000,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.650%, 3/18/2024	$3,092,983
		TOTAL	11,526,530
		Utility - Electric—2.5%
1,500,000		AEP Texas, Inc., Sr. Unsecd. Note, Series WI, 2.400%, 10/1/2022	1,536,074
3,000,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 2.150%, 11/13/2020	3,016,560
2,810,000		Avangrid, Inc., Sr. Unsecd. Note, 3.200%, 4/15/2025	2,967,066
5,000,000	[1]	Consolidated Edison Co., Sr. Unsecd. Note, Series C, 1.615% (3-month USLIBOR +0.400%), 6/25/2021	4,944,930
3,000,000		Exelon Corp., Jr. Sub. Note, 3.497%, 6/1/2022	3,092,882
1,670,000	[1]	Florida Power & Light Co., Sr. Unsecd. Note, 2.137% (3-month USLIBOR +0.400%), 5/6/2022	1,655,597
5,035,000		Georgia Power Co., Sr. Unsecd. Note, Series A, 2.100%, 7/30/2023	5,203,658
3,385,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 1.750%, 1/21/2022	3,439,560
1,900,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 2.900%, 3/15/2021	1,933,571
1,565,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.750%, 5/1/2025	1,668,529
1,130,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, Series H, 3.342%, 9/1/2020	1,137,342
1,465,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	1,531,047
1,440,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 3.100%, 3/8/2022	1,485,493
4,120,000		Wisconsin Public Service, Sr. Unsecd. Note, 3.350%, 11/21/2021	4,255,041
		TOTAL	37,867,350
		Utility - Natural Gas—0.2%
2,890,000	[1]	Sempra Energy, Sr. Unsecd. Note, 1.718% (3-month USLIBOR +0.500%), 1/15/2021	2,860,814
		TOTAL CORPORATE BONDS (IDENTIFIED COST $497,292,250)	498,476,759
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
2		Federal Home Loan Mortgage Corp., Pool A01858, 8.500%, 7/1/2021	3
1,268		Federal Home Loan Mortgage Corp., Pool C90493, 6.500%, 11/1/2021	1,305
		TOTAL	1,308
Annual Shareholder Report

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—0.0%
$40,953		Federal National Mortgage Association, Pool 728568, 6.500%, 10/1/2033	$48,105
		Government National Mortgage Association—0.0%
4,946		Government National Mortgage Association, Pool 354754, 7.500%, 2/15/2024	5,287
4,172		Government National Mortgage Association, Pool 423843, 8.500%, 8/15/2026	4,670
		TOTAL	9,957
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $53,866)	59,370
		FOREIGN GOVERNMENTS/AGENCY—0.2%
		Supranational—0.2%
3,000,000		Corp Andina De Fomento, Sr. Unsecd. Note, 2.125%, 9/27/2021 (IDENTIFIED COST $2,998,345)	3,015,030
		U.S. TREASURIES—4.9%
		U.S. Treasury Notes—4.9%
10,000,000	[1]	United States Treasury Floating Rate Notes, 0.420% (91-day T-Bill +0.300%), 5/5/2020	10,033,400
40,000,000		United States Treasury Note, 2.125%, 2/29/2024	42,739,392
20,000,000	[4]	United States Treasury Note, 2.500%, 2/28/2026	22,344,400
		TOTAL U.S. TREASURIES (IDENTIFIED COST $69,898,115)	75,117,192
		INVESTMENT COMPANIES—15.1%
2,008,025		Federated Bank Loan Core Fund	17,811,184
210,630		Federated Government Obligations Fund, Premier Shares, 0.22%[5]	210,630
160,902,684		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.66%[5]	160,967,045
3,363,378		Federated Mortgage Core Portfolio	34,138,290
3,399,656		High Yield Bond Portfolio	19,276,049
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $235,292,327)	232,403,198
		TOTAL INVESTMENT IN SECURITIES—101.6% (IDENTIFIED COST $1,566,509,437)[6]	1,562,587,035
		OTHER ASSETS AND LIABILITIES - NET—(1.6)%[7]	(24,484,030)
		TOTAL NET ASSETS—100%	$1,538,103,005
Annual Shareholder Report

At April 30, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
[8]United States Treasury Note 2-Year Long Futures	400	$88,171,875	June 2020	$1,023,283
[8]United States Treasury Note 5-Year Long Futures	500	$62,742,188	June 2020	$855,080
[8]United States Treasury Note 10-Year Long Futures	250	$34,765,625	June 2020	$621,290
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$2,499,653
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Annual Shareholder Report

[PAGE INTENTIONALLY LEFT BLANK]
Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2020, were as follows:
Affiliates	Balance of Shares Held 4/30/2019	Purchases/ Additions	Sales/ Reductions
Federated Bank Loan Core Fund	1,559,909	2,235,183	(1,787,067)
Federated Government Obligations Fund, Premier Shares*	—	6,689,030	(6,478,400)
Federated Institutional Prime Value Obligations Fund, Institutional Shares	17,017,860	646,795,052	(502,910,228)
Federated Mortgage Core Portfolio	3,261,988	101,390	—
Federated Project and Trade Finance Core Fund	819,482	35,264	(854,746)
High Yield Bond Portfolio	339,891	5,314,200	(2,254,435)
TOTAL OF AFFILIATED TRANSACTIONS	22,999,130	661,170,119	(514,284,876)
Annual Shareholder Report

Balance of Shares Held 4/30/2020	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/(Loss)	Dividend Income
2,008,025	$17,811,184	$(1,186,072)	$(1,453,139)	$963,699
210,630	$210,630	N/A	N/A	$3,478
160,902,684	$160,967,045	$39,198	$(31,999)	$692,513
3,363,378	$34,138,290	$1,490,846	$—	$1,006,165
—	$—	$628,450	$—	$321,510
3,399,656	$19,276,049	$(1,222,447)	$(1,295,855)	$1,509,834
169,884,373	$232,403,198	$(250,025)	$(2,780,993)	$4,497,199
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the "Trustees").
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $1,568,045,992.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of April 30, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$1,221,385	$—	$1,221,385
Asset-Backed Securities	—	651,410,263	2,862	651,413,125
Collateralized Mortgage Obligations	—	24,685,954	—	24,685,954
Non-Agency Mortgage	—	36,901,870	—	36,901,870
Commercial Mortgage-Backed Securities	—	39,293,152	—	39,293,152
Corporate Bonds	—	498,476,759	—	498,476,759
Mortgage-Backed Securities	—	59,370	—	59,370
Foreign Government/Agency	—	3,015,030	—	3,015,030
U.S. Treasuries	—	75,117,192	—	75,117,192
Investment Companies	232,403,198	—	—	232,403,198
TOTAL SECURITIES	$232,403,198	$1,330,180,975	$2,862	$1,562,587,035
Other Financial Instruments[1]
Assets	$2,499,653	$—	$—	$2,499,653
Liabilities	—	—	—	—
TOTAL OTHER FINANCIAL INSTRUMENTS	$2,499,653	$—	$—	$2,499,653
1	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
CMT	—Constant Maturity Treasury
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
FRN	—Floating Rate Note
GMTN	—Global Medium Term Note
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended April 30	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$8.49	$8.44	$8.51	$8.50	$8.56
Income From Investment Operations:
Net investment income	0.18	0.17	0.11	0.07	0.06
Net realized and unrealized gain (loss)	0.03	0.05	(0.07)	0.01	(0.06)
TOTAL FROM INVESTMENT OPERATIONS	0.21	0.22	0.04	0.08	0.00[1]
Less Distributions:
Distributions from net investment income	(0.18)	(0.17)	(0.11)	(0.07)	(0.06)
Net Asset Value, End of Period	$8.52	$8.49	$8.44	$8.51	$8.50
Total Return[2]	2.44%	2.59%	0.47%	0.95%	0.03%
Ratios to Average Net Assets:
Net expenses	0.79%	0.96%	1.11%	1.10%	1.10%
Net investment income	2.05%	1.99%	1.28%	0.82%	0.69%
Expense waiver/reimbursement[3]	0.08%	0.14%	0.28%	0.24%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$91,446	$86,807	$52,740	$59,738	$77,009
Portfolio turnover	39%	40%	28%	34%	15%
1	Represents less than $0.01.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares1
(For a Share Outstanding Throughout Each Period)
Year Ended April 30	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$8.49	$8.44	$8.51	$8.50	$8.56
Income From Investment Operations:
Net investment income	0.21	0.22	0.17	0.13	0.12
Net realized and unrealized gain (loss)	0.03	0.05	(0.07)	0.01	(0.05)
TOTAL FROM INVESTMENT OPERATIONS	0.24	0.27	0.10	0.14	0.07
Less Distributions:
Distributions from net investment income	(0.21)	(0.22)	(0.17)	(0.13)	(0.13)
Net Asset Value, End of Period	$8.52	$8.49	$8.44	$8.51	$8.50
Total Return[2]	2.87%	3.21%	1.22%	1.71%	0.79%
Ratios to Average Net Assets:
Net expenses	0.37%	0.37%	0.36%	0.35%	0.35%
Net investment income	2.47%	2.59%	2.04%	1.57%	1.44%
Expense waiver/reimbursement[3]	0.10%	0.14%	0.27%	0.24%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$960,898	$844,119	$438,235	$403,852	$515,604
Portfolio turnover	39%	40%	28%	34%	15%
1	Prior to November 2, 2018, Institutional Shares were designated as the Class Y Shares.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares1
(For a Share Outstanding Throughout Each Period)
Year Ended April 30	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$8.48	$8.44	$8.51	$8.50	$8.56
Income From Investment Operations:
Net investment income	0.19	0.20	0.16	0.12	0.11
Net realized and unrealized gain (loss)	0.04	0.04	(0.07)	0.01	(0.06)
TOTAL FROM INVESTMENT OPERATIONS	0.23	0.24	0.09	0.13	0.05
Less Distributions:
Distributions from net investment income	(0.19)	(0.20)	(0.16)	(0.12)	(0.11)
Net Asset Value, End of Period	$8.52	$8.48	$8.44	$8.51	$8.50
Total Return[2]	2.70%	2.89%	1.09%	1.57%	0.63%
Ratios to Average Net Assets:
Net expenses	0.65%	0.57%	0.48%	0.49%	0.52%
Net investment income	2.19%	2.37%	1.91%	1.46%	1.27%
Expense waiver/reimbursement[3]	0.10%	0.11%	0.20%	0.22%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$337,987	$372,876	$417,673	$478,362	$400,918
Portfolio turnover	39%	40%	28%	34%	15%
1	Prior to November 2, 2018, new Service Shares were designated as Institutional Shares. At the close of business on November 2, 2018, the existing Service Shares were converted into the newly re-designated Service Shares.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended April 30,			Period Ended 4/30/2017[1]
	2020	2019	2018
Net Asset Value, Beginning of Period	$8.49	$8.45	$8.51	$8.49
Income From Investment Operations:
Net investment income	0.21	0.22	0.17	0.07
Net realized and unrealized gain (loss)	0.04	0.04	(0.06)	(0.01)
TOTAL FROM INVESTMENT OPERATIONS	0.25	0.26	0.11	0.06
Less Distributions:
Distributions from net investment income	(0.21)	(0.22)	(0.17)	(0.04)
Net Asset Value, End of Period	$8.53	$8.49	$8.45	$8.51
Total Return[2]	3.02%	3.11%	1.35%	0.72%
Ratios to Average Net Assets:
Net expenses	0.34%	0.34%	0.35%	0.33%[3]
Net investment income	2.48%	2.66%	2.19%	1.34%[3]
Expense waiver/reimbursement[4]	0.08%	0.10%	0.20%	0.40%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$147,771	$68,022	$13,637	$0.00[5]
Portfolio turnover	39%	40%	28%	34%[6]
1	Reflects operations for the period from January 20, 2017 (date of initial investment) to April 30, 2017. Certain ratios included above in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized/unrealized gain/loss amounts. Such differences are immaterial.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than $1,000.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended April 30, 2017.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
April 30, 2020
Assets:
Investment in securities, at value including $205,477 of securities loaned and $232,403,198 of investment in affiliated holdings* (identified cost $1,566,509,437)		$1,562,587,035
Income receivable		3,543,042
Income receivable from affiliated holdings*		212,061
Receivable for shares sold		3,617,598
Receivable for variation margin on futures contracts		67,927
TOTAL ASSETS		1,570,027,663
Liabilities:
Payable for investments purchased	$27,250,951
Payable for shares redeemed	3,927,550
Payable for collateral due to broker for securities lending	210,630
Payable for investment adviser fee (Note 5)	8,608
Payable for administrative fee (Note 5)	3,292
Income distribution payable	243,620
Payable for other service fees (Notes 2 and 5)	96,904
Accrued expenses (Note 5)	183,103
TOTAL LIABILITIES		31,924,658
Net assets for 180,529,622 shares outstanding		$1,538,103,005
Net Assets Consist of:
Paid-in capital		$1,543,024,557
Total distributable earnings (loss)		(4,921,552)
TOTAL NET ASSETS		$1,538,103,005
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($91,446,409 ÷ 10,731,607 shares outstanding), no par value, unlimited shares authorized	$8.52
Offering price per share (100/99.00 of $8.52)	$8.61
Redemption proceeds per share	$8.52
Institutional Shares:
Net asset value per share ($960,897,967 ÷ 112,776,250 shares outstanding), no par value, unlimited shares authorized	$8.52
Offering price per share	$8.52
Redemption proceeds per share	$8.52
Service Shares:
Net asset value per share ($337,987,429 ÷ 39,688,030 shares outstanding), no par value, unlimited shares authorized	$8.52
Offering price per share	$8.52
Redemption proceeds per share	$8.52
Class R6 Shares:
Net asset value per share ($147,771,200 ÷ 17,333,735 shares outstanding), no par value, unlimited shares authorized	$8.53
Offering price per share	$8.53
Redemption proceeds per share	$8.53
*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended April 30, 2020
Investment Income:
Interest			$35,852,704
Dividends (including $4,493,721 received from affiliated holdings* and net of foreign taxes withheld of $17,253)			4,476,469
Net income on securities loaned (includes $3,478 received from an affiliated holding* related to cash collateral balances)			643
TOTAL INCOME			40,329,816
Expenses:
Investment adviser fee (Note 5)		$4,256,754
Administrative fee (Note 5)		1,127,734
Custodian fees		56,305
Transfer agent fee (Note 2)		925,921
Directors’/Trustees’ fees (Note 5)		9,334
Auditing fees		30,200
Legal fees		8,016
Portfolio accounting fees		207,168
Distribution services fee (Note 5)		119,179
Other service fees (Notes 2 and 5)		1,059,113
Share registration costs		106,328
Printing and postage		78,346
Miscellaneous (Note 5)		31,234
TOTAL EXPENSES		8,015,632
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(1,167,792)
Reimbursement of other operating expenses (Notes 2 and 5)	(211,377)
TOTAL WAIVER AND REIMBURSEMENTS		(1,379,169)
Net expenses			6,636,463
Net investment income			$33,693,353
Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized loss on investments (including net realized loss of $(2,780,993) on sales of investments in affiliated holdings*)	$(1,992,773)
Net realized loss on foreign currency transactions	(35)
Net realized gain on futures contracts	7,364,975
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $(250,025) on investments in affiliated holdings*)	(2,428,287)
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	38
Net change in unrealized appreciation of futures contracts	1,588,112
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions	4,532,030
Change in net assets resulting from operations	$38,225,383
*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended April 30	2020	2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$33,693,353	$31,867,558
Net realized gain (loss)	5,372,167	(176,343)
Net change in unrealized appreciation/depreciation	(840,137)	7,691,377
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	38,225,383	39,382,592
Distributions to Shareholders:
Class A Shares	(1,651,015)	(1,070,967)
Institutional Shares[1]	(22,372,403)	(19,766,794)
Service Shares (new) [2]	(7,877,195)	(9,472,426)
Service Shares (old)[2]	—	(286,084)
Class R6 Shares	(1,881,721)	(1,201,667)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(33,782,334)	(31,797,938)
Share Transactions:
Proceeds from sale of shares	739,499,703	1,007,758,293
Net asset value of shares issued to shareholders in payment of distributions declared	30,465,792	27,213,524
Cost of shares redeemed	(608,129,967)	(620,065,342)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	161,835,528	414,906,475
Change in net assets	166,278,577	422,491,129
Net Assets:
Beginning of period	1,371,824,428	949,333,299
End of period	$1,538,103,005	$1,371,824,428
1	Prior to November 2, 2018, Institutional Shares were designated as the Class Y Shares.
2	Prior to November 2, 2018, new Service Shares were designated as Institutional Shares. At the close of business on November 2, 2018, the existing Service Shares were converted into the newly re-designated Service Shares.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
April 30, 2020
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Short-Term Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek to provide current income.
Prior to November 2, 2018, Institutional Shares were designated as Class Y Shares and Service Shares were designated as Institutional Shares. At the close of business on November 2, 2018, the existing Service Shares were converted into the newly re-designated Service Shares at the Institutional Shares NAV.
Effective on or about June 29, 2020, the name of the Trust and Fund will change to Federated Hermes Income Securities Trust and Federated Hermes Short-Term Income Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is
Annual Shareholder Report

normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
Annual Shareholder Report

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $1,379,169 is disclosed in various locations in this Note 2 and Note 5. For the year ended April 30, 2020, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$49,846	$—
Service Shares	334,808	(45,849)
Institutional Shares	533,299	(165,528)
Class R6 Shares	7,968	—
TOTAL	$925,921	$(211,377)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Class A Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended April 30, 2020, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$200,753
Service Shares	858,360
TOTAL	$1,059,113
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended April 30, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not
Annual Shareholder Report

correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $172,642,729. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At April 30, 2020, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level
Annual Shareholder Report

of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
As of April 30, 2020, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$205,477	$210,630
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$2,499,653*
*	Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended April 30, 2020
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$7,364,975

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$1,588,112
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended April 30	2020		2019
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	9,096,265	$77,947,819	7,050,413	$59,631,823
Shares issued to shareholders in payment of distributions declared	191,687	1,641,804	124,807	1,054,115
Shares redeemed	(8,783,220)	(75,240,739)	(3,196,567)	(26,975,187)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	504,732	$4,348,884	3,978,653	$33,710,751

Year Ended April 30	2020		2019
Institutional Shares:[1]	Shares	Amount	Shares	Amount
Shares sold	52,769,135	$451,134,344	81,049,882	$683,982,563
Shares issued to shareholders in payment of distributions declared	2,513,762	21,535,233	2,236,179	18,884,028
Shares redeemed	(41,965,941)	(358,594,445)	(35,747,934)	(301,771,500)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	13,316,956	$114,075,132	47,538,127	$401,095,091
Annual Shareholder Report

Year Ended April 30	2020		2019
Service Shares (new):[2]	Shares	Amount	Shares	Amount
Shares sold	11,916,153	$101,914,349	23,463,087	$197,677,223
Shares issued to shareholders in payment of distributions declared	808,893	6,926,931	805,168	6,793,996
Shares redeemed	(16,989,882)	(144,858,955)	(29,812,903)	(251,426,870)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(4,264,836)	$(36,017,675)	(5,544,648)	$(46,955,651)

Year Ended April 30	2020		2019
Service Shares (old):[2]	Shares	Amount	Shares	Amount
Shares sold	—	$—	205,489	$1,734,317
Shares issued to shareholders in payment of distributions declared	—	—	32,114	270,931
Shares redeemed	—	—	(3,442,274)	(28,988,563)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	—	$—	(3,204,671)	$(26,983,315)

Year Ended April 30	2020		2019
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	12,722,352	$108,503,191	7,664,540	$64,732,367
Shares issued to shareholders in payment of distributions declared	42,232	361,824	24,907	210,454
Shares redeemed	(3,442,719)	(29,435,828)	(1,292,015)	(10,903,222)
NET CHANGE RESULTING FROM CLASS R6 TRANSACTIONS	9,321,865	$79,429,187	6,397,432	$54,039,599
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	18,878,717	$161,835,528	49,164,893	$414,906,475
1	Prior to November 2, 2018, Institutional Shares were designated as the Class Y Shares.
2	Prior to November 2, 2018, new Service Shares were designated as Institutional Shares. At the close of business on November 2, 2018, the existing Service Shares were converted into the newly re-designated Service Shares.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended April 30, 2020 and 2019, was as follows:
	2020	2019
Ordinary income	$33,782,334	$31,797,938
As of April 30, 2020, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$537,405
Net unrealized depreciation	$(5,458,957)
Annual Shareholder Report

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for losses on wash sales, deferral of paydown losses, mark-to-market of futures contracts, reversal of defaulted write-off and principal losses.
At April 30, 2020, the cost of investments for federal tax purposes was $1,568,045,992. The net unrealized depreciation of investments for federal tax purposes was $5,458,957. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,109,261 and net unrealized depreciation from investments for those securities having an excess of cost over value of $21,568,218. The amounts presented are inclusive of derivative contracts.
The Fund used capital loss carryforwards of $6,499,582 to offset capital gains realized during the year ended April 30, 2020.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended April 30, 2020, the Adviser voluntarily waived $1,140,655 of its fee and voluntarily reimbursed $211,377 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended April 30, 2020, the Adviser reimbursed $27,137.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that
Annual Shareholder Report

the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2020, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class A Shares	$119,179
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended April 30, 2020, FSC retained $938 fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended April 30, 2020, FSC retained $1,278 in sales charges from the sale of Class A Shares.
Other Service Fees
For the year ended April 30, 2020, FSSC received $27,669 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective July 1, 2020, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Institutional Shares, Service Shares, and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.65%, 0.37%, 0.65% and 0.34% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2021; or (b) the date of the Fund’s next effective Prospectus. Prior to December 1, 2019, the Fee Limits disclosed above for the referenced share classes were 0.95%, 0.37%, 0.65% and 0.34%. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Annual Shareholder Report

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended April 30, 2020, were as follows:
Purchases	$512,092,358
Sales	$420,300,694
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2020, the Fund had no outstanding loans. During the year ended April 30, 2020, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2020, there were no outstanding loans. During the year ended April 30, 2020, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and has resulted in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF FEDERATED INCOME SECURITIES TRUST AND SHAREHOLDERS OF FEDERATED SHORT-TERM INCOME FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Short-Term Income Fund (the “Fund”) (one of the funds constituting Federated Income Securities Trust (the “Trust”)), including the portfolio of investments, as of April 30, 2020, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Federated Income Securities Trust) at April 30, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Annual Shareholder Report

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2020, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
June 22, 2020

Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019 to April 30, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2019	Ending Account Value 4/30/2020	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,000.70	$3.43
Institutional Shares	$1,000	$1,002.30	$1.84
Service Shares	$1,000	$1,002.00	$3.29
Class R6 Shares	$1,000	$1,003.60	$1.69
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.43	$3.47
Institutional Shares	$1,000	$1,023.02	$1.86
Service Shares	$1,000	$1,021.63	$3.27
Class R6 Shares	$1,000	$1,023.17	$1.71
1	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.69%
Institutional Shares	0.37%
Service Shares	0.65%
Class R6 Shares	0.34%
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2019, the Trust comprised seven portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund Family; Director or Trustee of the Funds in the Federated Hermes Fund Family; President, Chief Executive Officer and Director, Federated Hermes, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund Family; Director or Trustee of certain of the Funds in the Federated Hermes Fund Family; Vice President, Federated Hermes, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President of some of the Funds in the Federated Hermes Fund Family and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; President and CEO of Passport Research, Ltd.; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Hermes, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Hermes Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and he previously served as an Executive Committee member of the United States Golf Association.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Adjunct Professor of Law, Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and the Supreme Court’s Appellate Court Procedural Rules Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); Director, Catholic Charities, Pittsburgh; and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: November 1999	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and Director, The Golisano Children’s Museum of Naples, Florida. Mr. O’Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: November 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Hermes Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Hermes Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated Hermes in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Hermes, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Hermes Fund Family; Vice President and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc. Prior to joining Federated Hermes, Inc., Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated Hermes in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated Hermes’ taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund’s Adviser in 2009 and served as a Senior Vice President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2019
federated short-term income fund (the “Fund”)
At its meetings in May 2019, the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund’s investment advisory contract for an additional one-year term. The Board’s decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other
Annual Shareholder Report

advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board’s approval of the Fund’s investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund’s investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board’s formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board’s consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense
Annual Shareholder Report

structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Annual Shareholder Report

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund’s investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the
Annual Shareholder Report

Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser’s commitment to respond to rulemaking initiatives of the SEC. The Fund’s ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board considered detailed investment reports on the Fund’s performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
For the periods covered by the CCO Fee Evaluation Report, the Fund’s performance for the one-year period was above the median of the relevant Peer Group, and the Fund’s performance fell below the median of the relevant Peer Group for the three-year and five-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund’s investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds’ administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the
Annual Shareholder Report

Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated’s previous reductions in contractual management fees to certain Federated Funds in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
In 2018, the Board approved a reduction of 10 basis points in the contractual advisory fee.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated’s profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated’s investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund’s assets decline. Federated, as it does throughout
Annual Shareholder Report

the year, and specifically in connection with the Board’s review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund’s investment advisory contract. The CCO also recognized that the Board’s evaluation of the Federated Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the continuation of the contract reflects its view that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Short-Term Income Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C795
CUSIP 31420C787
CUSIP 31420C209
CUSIP 31420C563
32957 (6/20)
© 2020 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2020 - $222,080

Fiscal year ended 2019 - $227,840

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2020 - $0

Fiscal year ended 2019 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2020 - $0

Fiscal year ended 2019 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $ and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2020 - $0

Fiscal year ended 2019 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $46,864 and $30,141 respectively. Fiscal year ended 2020- Service fee for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2019- Service fee for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2020 – 0%

Fiscal year ended 2019 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, % and 0% respectively.

4(c)

Fiscal year ended 2020 – 0%

Fiscal year ended 2019 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, % and 0% respectively.

4(d)

Fiscal year ended 2020 – 0%

Fiscal year ended 2019 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, % and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2020 - $264,514

Fiscal year ended 2019 - $808,643

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The registrant’s management and Audit Committee continue to believe that the registrant’s registered public accounting firms, Ernst & Young LLP (“EY”) and KPMG LLP (“KPMG”) (as applicable, “EY/KPMG”), have the ability to exercise objective and impartial judgment on all issues encompassed within their audit services. EY/KPMG is required to make a determination that it satisfies certain independence requirements under the federal securities laws. Like other registrants, there is a risk that activities or relationships of EY/KPMG, or its partners or employees, can prevent a determination from being made that it satisfies such independence requirements with respect to the registrant, which could render it ineligible to serve as the registrant’s independent public accountant.

In their respective required communications to the Audit Committee of the registrant’s Board, EY/KPMG informed the Audit Committee that EY/KPMG and/or covered person professionals within EY/KPMG maintain lending relationships with certain owners of greater than 10% of the shares of certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X, which are affiliates of the registrant. EY/KPMG has advised the Audit Committee that these lending relationships implicate Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits an independent public accountant, or covered person professionals at such firm, from having a financial relationship (such as a loan) with a lender that is a record or beneficial owner of more than 10% of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the registrant, as well as all registered investment companies advised by advisory subsidiaries of Federated Hermes, Inc., the Adviser (for which EY serves as independent public accountant), and their respective affiliates (collectively, the “Federated Hermes Fund Complex”).

EY/KPMG informed the Audit Committee that EY/KPMG believes that these lending relationships described above do not and will not impair EY/KPMG’s ability to exercise objective and impartial judgment in connection with financial statement audits of their respective funds of the registrant and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY/KPMG has been and is capable of objective and impartial judgment on all issues encompassed within EY/KPMG’s audits.

On June 20, 2016, the Division of Investment Management of the Securities and Exchange Commission (“SEC”) issued a no-action letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule matters as those described above (the “Letter”). In the Letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an independent public accountant where the Loan Rule was implicated in certain specified circumstances provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the Loan Rule is implicated because of lending relationships; and (3) notwithstanding such lending relationships that implicate the Loan Rule, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The circumstances described in the Letter are substantially similar to the circumstances that implicated the Loan Rule with respect to EY/KPMG and the registrant. On September 22, 2017, the SEC extended the expiration of the Letter until the effectiveness of any amendments to the Loan Rule designed to address the concerns in the Letter. On June 18, 2019, the SEC adopted amendments (effective October 3, 2019) to the Loan Rule, which, refocus the analysis that must be conducted to determine whether an auditor is independent when the auditor has a lending relationship with certain shareholders of an audit client at any time during an audit or professional engagement period.

If it were to be determined that, with respect to the Loan Rule, the relief available under the Letter was improperly relied upon, or that the independence requirements under the federal securities laws were not complied with regarding the registrant, for certain periods, and/or given the implication of the Investment Rule for certain periods, any of the registrant’s filings with the SEC which contain financial statements of the registrant for such periods may be determined not to be consistent with or comply with applicable federal securities laws, the registrant’s ability to offer shares under its current registration statement may be impacted, and certain financial reporting and/or other covenants with, and representations and warranties to, the registrant’s lender under its committed line of credit may be impacted. Such events could have a material adverse effect on the registrant and the Federated Hermes Fund Complex.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date June 22, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date June 22, 2020

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date June 22, 2020